Consolidated Schedule of Investments (unaudited) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 0.6%

Canada — 0.0%
Largo Resources Ltd.(a)	10,127	$11,237

France — 0.0%
BNP Paribas SA	1,000	48,617
TOTAL SA	500	26,033

		74,650

Germany — 0.1%
Bayerische Motoren Werke AG	500	35,213
Daimler AG	724	36,000
Daimler AG, Registered Shares	2,661	132,297

		203,510

Italy — 0.0%
Enel SpA	209	1,561
Snam SpA	8,390	42,380
UniCredit SpA	664	7,826

		51,767

Netherlands — 0.1%
ABN AMRO Bank NV CVA(b)	3,000	52,849
ING Groep NV	8,300	86,708
Royal Dutch Shell PLC, Class A(a)	1,000	29,326

		168,883

Spain — 0.0%
Telefonica SA	5,454	41,675

United States — 0.4%
Advanced Micro Devices, Inc.(a)	748	21,685
Amgen, Inc.	173	33,477
Analog Devices, Inc.	204	22,793
Applied Materials, Inc.	549	27,395
Broadcom, Inc.(a)	80	22,086
Cisco Systems, Inc.	399	19,715
Corning, Inc.	912	26,010
Delta Air Lines, Inc.	2,996	172,570
Johnson & Johnson	226	29,240
JPMorgan Chase & Co.	1,500	176,535
Lam Research Corp.	124	28,658
Macy’s, Inc.	7,938	123,356
Microchip Technology, Inc.	417	38,743
NVIDIA Corp.	139	24,196
PulteGroup, Inc.	1,579	57,712
Texas Instruments, Inc.	521	67,334
VanEck Vectors Gold Miners ETF	3,001	80,157
VanEck Vectors Semiconductor ETF	796	94,827

Security		Shares	Value

United States (continued)
Xilinx, Inc.		198	$18,988

			1,085,477

Total Common Stocks — 0.6% (Cost — $1,603,581)			1,637,199

		Par (000)

Asset-Backed Securities — 3.7%
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 3.43%, 01/17/31(b)(c)	USD	400	397,904
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.20%), 3.38%, 11/10/30(b)(c)		500	498,170
Anchorage Capital CLO Ltd.(b)(c):
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 3.31%, 01/28/31		400	397,490
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 3.31%, 01/28/31		400	398,661
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 3.38%, 04/15/31(b)(c)		500	497,587
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 3.47%, 10/15/30(b)(c)		400	399,497
ArrowMark Colorado Holdings, Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.16%), 3.44%, 10/25/30(b)(c)		400	396,894
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 8.26%, 10/24/29(b)(c)		400	384,343
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 3.38%, 01/20/31(b)(c)		500	498,416
CBAM Ltd., Series 2017-1A, Class A1, 3.53%, 07/20/30(b)		400	398,601
CIFC Funding Ltd., Series 2018-1A, Class A, 3.30%, 04/18/31(b)		400	395,760
Dryden CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 3.42%, 01/15/31(b)(c)		600	597,684
LCM Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 3.35%, 01/20/31(b)(c)		600	597,484
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 3.47%, 10/18/30(b)(c)		550	549,044

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 8.40%, 11/14/29(b)(c)	USD	600	$574,134
Rockford Tower CLO Ltd.(b)(c):
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 7.70%, 04/15/29		400	362,362
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 3.47%, 10/20/30		400	399,229
RR Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 3.39%, 01/15/30(b)(c)		400	397,260
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 3.42%, 07/15/30(b)(c)		400	397,408
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 3.55%, 01/15/30(b)(c)		400	398,783
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 3.47%, 01/16/31(b)(c)		400	396,563
Voya CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 3.43%, 10/15/30(b)(c)		400	399,318
York CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 3.43%, 01/22/31(b)(c)		600	596,596

Total Asset-Backed Securities — 3.7% (Cost — $10,418,726)			10,329,188

Corporate Bonds — 35.4%

Argentina — 0.4%
Banco Hipotecario SA(Argentina Deposit Rates Badlar Pvt Banks + 4.00%), 56.00%, 11/07/22(b)(c)	ARS	8,302	90,828
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)	USD	518	271,950
Rio Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25		153	73,440
Stoneway Capital Corp.:
10.00%, 03/01/27(b)		546	313,158
10.00%, 03/01/27		266	152,265
Tarjeta Naranja SA(Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 51.54%, 04/11/22(b)(c)		358	57,859

Security		Par (000)	Value

Argentina (continued)
YPF SA, 7.00%, 12/15/47	USD	66	$46,055

			1,005,555

Australia — 0.1%
Macquarie Group Ltd.(3 mo. LIBOR US + 1.75%), 5.03%, 01/15/30(b)(d)		10	11,406
Telstra Corp. Ltd.:
3.50%, 09/21/22	EUR	100	120,659
1.38%, 03/26/29		100	118,415

			250,480

Austria — 0.2%
BAWAG Group AG(5 year EUR Swap + 2.30%), 2.38%, 03/26/29(d)		200	225,259
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.38%, 09/03/27		200	211,258

			436,517

Belgium — 0.3%
KBC Group NV(5 year EUR Swap + 4.69%), 4.75%(d)(e)		400	464,864
MMS USA Financing, Inc., 0.63%, 06/13/25		400	437,528

			902,392

Brazil — 2.1%
Banco Votorantim SA(b):
4.00%, 09/24/22	USD	270	274,455
4.50%, 09/24/24		295	303,112
BRF GmbH, 4.35%, 09/29/26(b)		280	277,288
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(b)		224	233,660
Gol Finance, Inc., 7.00%, 01/31/25(b)		262	255,491
JBS Investments II GmbH, 5.75%, 01/15/28(b)		269	280,163
Klabin Finance SA, 4.88%, 09/19/27(b)		258	260,983
Marfrig Holdings Europe BV, 8.00%, 06/08/23(b)		250	260,391
MV24 Capital BV, 6.75%, 06/01/34(b)		266	274,018
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		101	99,824
Odebrecht Offshore Drilling Finance Ltd.(b):
6.72%, 12/01/22	BRL	125	123,353
(7.72% PIK), 7.72%, 12/01/26(f)		5	1,345
Odebrecht Oil & Gas Finance Ltd., 0.00%(b)(e)(g)		26	130
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(f)	USD	487	446,214
Petrobras Global Finance BV:
8.75%, 05/23/26		344	440,062
5.09%, 01/15/30(b)		41	42,769
7.25%, 03/17/44		1,004	1,200,094

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Brazil (continued)
Rumo Luxembourg Sarl, 5.88%, 01/18/25(b)	USD	248	$262,183
Suzano Austria GmbH:
6.00%, 01/15/29		258	278,511
7.00%, 03/16/47(b)		257	292,884
Usiminas International Sarl, 5.88%, 07/18/26(b)		256	258,643

			5,865,573

Canada — 0.2%
Toronto-Dominion Bank, 0.38%, 04/25/24	EUR	370	407,892
TransCanada PipeLines Ltd.:
4.88%, 01/15/26	USD	85	95,417
4.25%, 05/15/28		30	33,163
5.85%, 03/15/36		3	3,698
6.20%, 10/15/37		25	32,342
4.75%, 05/15/38		66	75,294
Transcanada Trust, Series 16-A, (3 mo. LIBOR US + 4.64%), 5.88%, 08/15/76(d)		2	2,116

			649,922

Chile — 0.1%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29(b)		200	208,121

China — 0.3%
Alibaba Group Holding Ltd., 3.40%, 12/06/27		259	268,477
Baidu, Inc., 4.38%, 05/14/24		200	213,306
Tencent Holdings Ltd., 3.60%, 01/19/28(b)		331	344,211

			825,994

Colombia — 0.4%
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		285	283,397
Ecopetrol SA:
7.38%, 09/18/43		233	312,001
5.88%, 05/28/45		54	63,079
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		343	359,121
Gran Tierra Energy, Inc., 7.75%, 05/23/27(b)		207	194,580

			1,212,178

Denmark — 0.2%
Danske Bank A/S(b):
5.00%, 01/12/22		200	210,270
5.38%, 01/12/24		205	225,178

Security		Par (000)	Value

Denmark (continued)
Orsted A/S, 2.13%, 05/17/27	GBP	100	$129,897

			565,345

France — 2.7%
Banque Federative du Credit Mutuel SA:
0.13%, 02/05/24	EUR	400	437,768
0.75%, 06/08/26		100	112,780
BNP Paribas Cardif SA, 1.00%, 11/29/24		200	222,594
BNP Paribas SA:
0.75%, 11/11/22		845	945,971
1.50%, 05/25/28		100	121,002
1.63%, 07/02/31		100	113,053
BPCE SA, 2.70%, 10/01/29(b)(h)	USD	250	248,332
Credit Agricole Assurances SA(5 year EUR Swap + 2.65%), 2.63%, 01/29/48(d)	EUR	400	441,682
Credit Agricole SA:
(5 year USD Swap + 4.32%), 6.88%(b)(d)(e)	USD	200	215,000
0.75%, 12/01/22	EUR	800	896,628
Credit Mutuel Arkea SA:
(EURIBOR ICE Swap + 1.45%), 1.88%, 10/25/29(d)		100	110,755
3.38%, 03/11/31		100	126,288
Dassault Systemes SE, 0.00%, 09/16/22(g)		100	109,391
Engie SA:
(5 year EUR Swap + 3.17%), 3.25%(d)(e)		100	119,949
2.63%, 07/20/22		35	41,130
0.00%, 03/04/27(g)		600	645,971
1.38%, 06/21/39		100	118,769
LVMH Moet Hennessy Louis Vuitton SE, 0.13%, 02/28/23		100	109,811
Orange SA:
(5 year EUR Swap + 2.36%), 2.38%(d)(e)		200	228,279
1.13%, 07/15/24		500	571,450
1.38%, 09/04/49		100	103,504
RTE Reseau de Transport d’Electricite SADIR, 0.00%, 09/09/27(g)		100	107,262
Schneider Electric SE, 0.25%, 09/09/24		400	442,131
Societe Generale SA, 0.00%, 05/27/22		600	655,265
Total Capital International SA, 0.25%, 07/12/23		100	110,579
Veolia Environnement SA, 0.89%, 01/14/24		100	112,900
Vinci SA, 3.75%, 04/10/29(b)	USD	200	218,648

			7,686,892

Germany — 1.4%
Allianz Finance II BV, 3.50%, 02/14/22	EUR	100	118,554

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
BASF SE, 2.00%, 12/05/22	EUR	255	$296,735
Commerzbank AG, 4.00%, 03/30/27		300	370,736
IKB Deutsche Industriebank AG(5 year EUR Swap + 3.62%), 4.00%, 01/31/28(d)		200	206,219
Merck Financial Services GmbH, 0.01%, 12/15/23		200	218,467
Merck KGaA(EURIBOR ICE Swap + 2.94%), 2.88%, 06/25/79(d)		200	233,794
SAP SE, 1.00%, 03/13/26		200	232,219
Schaeffler AG, 1.88%, 03/26/24		10	11,418
Siemens Financieringsmaatschappij NV:
0.00%, 09/05/21(g)		200	218,960
0.13%, 09/05/29		305	326,210
1.25%, 02/28/31		200	237,206
0.50%, 09/05/34		305	325,115
Volkswagen Financial Services AG:
1.50%, 10/01/24		480	543,442
2.25%, 10/01/27		100	118,256
Volkswagen Financial Services NV, 1.63%, 11/30/22	GBP	200	245,777
Volkswagen International Finance NV, 1.13%, 10/02/23	EUR	100	111,936
Volkswagen Leasing GmbH:
0.50%, 06/20/22		92	101,014
1.00%, 02/16/23		100	111,162

			4,027,220

Ireland — 0.2%
C&W Senior Financing DAC, 6.88%, 09/15/27(b)	USD	431	446,624
ESB Finance DAC, 1.13%, 06/11/30	EUR	105	122,628
Zurich Finance Ireland Designated Activity Co., 1.63%, 06/17/39		100	122,107

			691,359

Jamaica — 0.1%
Digicel Group Two Ltd., 8.25%, 09/30/22(b)	USD	405	82,113
Digicel Ltd., 6.00%, 04/15/21(b)		247	173,903

			256,016

Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		50	51,125
4.05%, 09/11/28		20	22,139
Mizuho Financial Group, Inc.:
(3 mo. LIBOR US + 1.10%), 2.56%, 09/13/25(d)		285	284,218
3.66%, 02/28/27		207	221,783
Sumitomo Mitsui Financial Group, Inc.:
2.63%, 07/14/26		10	10,018
3.36%, 07/12/27		25	26,290

Security		Par (000)	Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28(b)	USD	200	$234,119

			849,692

Luxembourg — 0.2%
Medtronic Global Holdings SCA:
0.00%, 12/02/22(g)	EUR	300	327,482
0.25%, 07/02/25		100	109,782
1.75%, 07/02/49		100	114,372

			551,636

Mexico — 2.8%
BBVA Bancomer SA(5 year CMT + 4.31%), 5.88%, 09/13/34(b)(d)	USD	502	498,863
Cemex SAB de CV, 3.72%, 03/15/20		72	71,865
Cydsa SAB de CV, 6.25%, 10/04/27(b)		510	518,447
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(b)		263	247,779
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		373	374,982
Industrias Penoles SAB de CV, 4.15%, 09/12/29(b)		250	250,000
Minera Mexico SA de CV, 4.50%, 01/26/50(b)		373	365,036
Petroleos Mexicanos:
6.63%, 06/15/35		150	146,775
6.38%, 02/04/21(i)		762	795,338
(3 mo. LIBOR US + 3.65%), 5.79%, 03/11/22(c)		118	122,706
1.88%, 04/21/22	EUR	100	109,676
4.63%, 09/21/23	USD	200	205,675
6.88%, 08/04/26		620	666,500
6.49%, 01/23/27(b)		124	129,270
6.50%, 03/13/27		284	295,032
5.35%, 02/12/28(i)		755	722,441
6.84%, 01/23/30(b)		194	200,577
6.75%, 09/21/47		100	95,900
7.69%, 01/23/50(b)		1,406	1,462,345
Trust F/1401, 4.87%, 01/15/30(b)		226	232,462
Unifin Financiera SAB de CV SOFOM ENR (5 year CMT + 6.31%), 8.88%(b)(d)(e)		255	225,117

			7,736,786

Netherlands — 1.1%
ABN AMRO Bank NV:
0.25%, 12/03/21	EUR	230	252,587
0.88%, 01/15/24		200	225,275
Cooperatieve Rabobank UA:
1.38%, 02/03/27		100	119,671
4.63%, 05/23/29	GBP	200	293,120
Enexis Holding NV, 0.75%, 07/02/31	EUR	100	112,939
ING Bank NV(3 mo. Euribor + 0.40%), 0.05%, 04/08/22(c)		1,000	1,096,157

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Netherlands (continued)
ING Groep NV, 3.95%, 03/29/27	USD	245	$263,799
NXP BV/NXP Funding LLC(b):
4.63%, 06/01/23		206	219,279
4.88%, 03/01/24		55	59,614
NXP BV/NXP Funding LLC/NXP USA, Inc.(b):
3.88%, 06/18/26		11	11,584
4.30%, 06/18/29		25	26,707
Schlumberger Finance BV, 0.00%, 10/15/24(g)	EUR	120	130,583
Shell International Finance BV:
3.25%, 05/11/25	USD	89	94,160
1.25%, 05/12/28	EUR	100	118,877
4.13%, 05/11/35	USD	20	23,113
3.63%, 08/21/42		4	4,305
TenneT Holding BV, 1.50%, 06/03/39	EUR	100	121,834

			3,173,604

Nigeria — 0.2%
IHS Netherlands Holdco BV(b):
7.13%, 03/18/25	USD	200	203,390
8.00%, 09/18/27		231	235,678

			439,068

Norway — 0.1%
Telenor ASA, 0.00%, 09/25/23(g)	EUR	160	175,125

Peru — 0.2%
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)(h)	USD	181	180,728
Inkia Energy Ltd., 5.88%, 11/09/27(b)		400	414,375

			595,103

Russia — 0.2%
Evraz PLC, 5.25%, 04/02/24(b)		237	250,628
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26(b)		256	274,320

			524,948

Saudi Arabia — 0.2%
SABIC Capital II BV, 4.00%, 10/10/23(b)		261	274,050
Saudi Telecom Co., 3.89%, 05/13/29(b)		204	218,994

			493,044

Singapore — 0.1%
Puma International Financing SA, 5.00%, 01/24/26(b)		295	278,037

South Africa — 0.2%
Eskom Holdings SOC Ltd.(b):
5.75%, 01/26/21		250	252,500

Security	Par (000)		Value

South Africa (continued)
6.75%, 08/06/23	USD	299	$307,397

			559,897

South Korea — 0.5%
Hyundai Capital America(b):
2.60%, 03/19/20(i)		1,000	1,000,312
3.10%, 04/05/22		305	308,241

			1,308,553

Spain — 0.5%
Banco de Sabadell SA:
0.88%, 07/22/25	EUR	200	220,901
5.63%, 05/06/26		100	127,797
Banco Santander SA, 3.31%, 06/27/29	USD	200	206,626
Bankia SA(5 year EUR Swap + 3.62%), 3.75%, 02/15/29(d)	EUR	200	233,485
CaixaBank SA, 1.13%, 03/27/26		200	228,140
Iberdrola International BV(5 year EUR Swap + 2.97%), 3.25%(d)(e)		200	238,421
Repsol International Finance BV, 0.25%, 08/02/27		100	108,728

			1,364,098

Sweden — 0.1%
Atlas Copco AB, 2.50%, 02/28/23		100	118,966
Volvo Treasury AB(3 mo. Euribor + 0.65%), 0.22%, 09/13/21(c)		200	219,392

			338,358

Switzerland — 1.0%
Credit Suisse Group AG(d):
(Update Replacements.xls: EUAMDB01 + 1.05%), 1.00%, 06/24/27		100	112,178
(3 mo. LIBOR US + 1.41%), 3.87%, 01/12/29(b)	USD	250	262,959
Credit Suisse Group Funding Guernsey Ltd., 1.25%, 04/14/22	EUR	500	561,661
Glencore Finance Europe Ltd., 3.13%, 03/26/26	GBP	180	226,360
Roche Finance Europe BV:
0.50%, 02/27/23	EUR	125	139,486
0.88%, 02/25/25		200	229,118
Sika Capital BV, 0.88%, 04/29/27		200	227,451
UBS AG:
0.63%, 01/23/23		250	278,765
(5 year EUR Swap + 3.40%), 4.75%, 02/12/26(d)		235	271,133

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Switzerland (continued)
UBS Group Funding Switzerland AG, 2.95%, 09/24/20(b)(i)	USD	500	$504,312

			2,813,423

Ukraine — 0.1%
MHP Lux SA, 6.25%, 09/19/29(b)		445	428,313

United Kingdom — 1.5%
Anglo American Capital PLC:
3.50%, 03/28/22	EUR	125	147,136
4.88%, 05/14/25(b)	USD	200	217,217
Aptiv PLC, 5.40%, 03/15/49		5	5,719
Barclays PLC (3 mo. LIBOR US + 1.36%), 4.34%, 05/16/24(d)		405	423,293
BAT Capital Corp.:
3.22%, 08/15/24		100	101,095
3.56%, 08/15/27		140	141,019
BAT International Finance PLC:
0.88%, 10/13/23	EUR	200	220,695
7.25%, 03/12/24	GBP	90	137,137
3.95%, 06/15/25(b)	USD	168	174,891
1.25%, 03/13/27	EUR	175	190,073
BP Capital Markets PLC, 1.23%, 05/08/31		100	116,050
British Telecommunications PLC, 1.00%, 06/23/24		100	112,322
Coca-Cola European Partners PLC, 1.13%, 04/12/29		100	114,855
HSBC Holdings PLC, 5.10%, 04/05/21	USD	3	3,128
Imperial Brands Finance PLC, 2.13%, 02/12/27	EUR	150	170,768
Motability Operations Group PLC, 0.38%, 01/03/26		140	153,001
RELX Capital, Inc.:
3.13%, 10/15/22	USD	71	72,448
3.50%, 03/16/23		189	195,801
Santander UK PLC, 5.00%, 11/07/23(b)		400	424,744
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26		203	209,455
Standard Chartered PLC(3 mo. LIBOR US + 1.20%), 2.74%, 09/10/22(b)(d)		520	520,536
Trinity Acquisition PLC, 4.40%, 03/15/26		80	86,756
Vodafone Group PLC:
3.75%, 01/16/24		15	15,794
4.13%, 05/30/25		66	71,263
4.38%, 05/30/28		10	11,045
6.25%, 11/30/32		25	31,363
4.38%, 02/19/43		42	43,388
5.25%, 05/30/48		60	69,548
5.13%, 06/19/59		1	1,145

			4,181,685

United States — 17.4%
3M Co., 3.00%, 08/07/25		4	4,196

Security	Par (000)		Value

United States (continued)
Abbott Ireland Financing DAC, 0.88%, 09/27/23	EUR	100	$112,511
Abbott Laboratories:
2.95%, 03/15/25	USD	70	72,643
3.75%, 11/30/26		12	13,073
AbbVie, Inc.:
3.60%, 05/14/25		10	10,401
0.75%, 11/18/27	EUR	120	130,454
4.25%, 11/14/28	USD	109	118,269
4.50%, 05/14/35		60	64,298
Actavis Funding SCS, 3.85%, 06/15/24		8	8,441
Activision Blizzard, Inc.:
3.40%, 09/15/26		223	231,879
3.40%, 06/15/27		11	11,436
AEP Texas, Inc.:
3.85%, 10/01/25(b)		110	116,403
Series G, 4.15%, 05/01/49		37	42,576
AEP Transmission Co. LLC:
4.25%, 09/15/48		29	34,118
3.15%, 09/15/49		20	19,674
Agilent Technologies, Inc., 3.05%, 09/22/26		10	10,213
Alabama Power Co.:
6.00%, 03/01/39		15	21,123
3.75%, 03/01/45		127	136,883
3.45%, 10/01/49		5	5,157
Allergan Finance LLC, 4.63%, 10/01/42		4	4,150
Allergan Funding SCS:
3.80%, 03/15/25		18	18,848
4.55%, 03/15/35		140	148,618
Allergan Sales LLC, 5.00%, 12/15/21(b)		20	21,012
Altria Group, Inc.:
1.00%, 02/15/23	EUR	350	387,920
4.40%, 02/14/26	USD	47	50,259
4.80%, 02/14/29		171	187,318
5.80%, 02/14/39		53	61,382
5.38%, 01/31/44		89	98,935
6.20%, 02/14/59		5	5,863
American Airlines Pass Through Trust, Series 2019-1, Class B, 3.85%, 08/15/29		95	95,957
American Airlines Pass-Through Trust:
Series 2015-1, Class B, 3.70%, 05/01/23		6	6,458
Series 2015-2, Class AA, 3.60%, 09/22/27		11	11,371
Series 2015-2, Class B, 4.40%, 09/22/23		91	94,377
Series 2016-2, Class AA, 3.20%, 06/15/28		42	43,195
Series 2016-2, Class B, 4.38%, 06/15/24(b)		78	79,802

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2016-3, Class AA, 3.00%, 10/15/28	USD	66	$67,598
Series 2016-3, Class B, 3.75%, 10/15/25		156	158,585
Series 2017-1, Class AA, 3.65%, 02/15/29		36	38,177
Series 2017-1, Class B, 4.95%, 02/15/25		20	20,756
Series 2017-2, Class AA, 3.35%, 04/15/31		50	51,607
Series 2017-2, Class B, 3.70%, 04/15/27		9	9,039
Series 2019-1, Class AA, 3.15%, 08/15/33		85	87,305
American Express Co.:
2.20%, 10/30/20		10	10,015
2.50%, 08/01/22		10	10,100
3.40%, 02/27/23		60	62,303
3.40%, 02/22/24		11	11,504
2.50%, 07/30/24		275	277,126
3.00%, 10/30/24		20	20,654
3.13%, 05/20/26		10	10,395
Amgen, Inc., 5.65%, 06/15/42		44	55,641
Analog Devices, Inc., 5.30%, 12/15/45		5	6,229
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 02/01/36		235	271,448
4.90%, 02/01/46		2	2,386
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29		102	118,551
Anthem, Inc.:
3.50%, 08/15/24		14	14,673
3.65%, 12/01/27		7	7,356
Aon Corp., 4.50%, 12/15/28		75	84,649
Aon PLC:
4.60%, 06/14/44		120	137,798
4.75%, 05/15/45		14	16,443
Apple, Inc.:
1.00%, 11/10/22	EUR	300	339,370
3.85%, 05/04/43	USD	119	133,427
Applied Materials, Inc.:
3.30%, 04/01/27		93	98,959
4.35%, 04/01/47		31	37,828
AT&T, Inc.:
2.45%, 06/30/20		120	120,285
0.00%, 11/27/22(b)(g)(i)		1,000	925,653
3.40%, 05/15/25		103	107,465
3.80%, 02/15/27		155	164,042
4.30%, 02/15/30		155	170,543
3.15%, 09/04/36	EUR	135	178,600
5.35%, 09/01/40	USD	29	33,979

Security		Par (000)	Value

United States (continued)
4.80%, 06/15/44	USD	125	$138,268
Atmos Energy Corp., 3.38%, 09/15/49(h)		10	10,150
AXA Equitable Holdings, Inc., 3.90%, 04/20/23		31	32,356
Baltimore Gas & Electric Co., 3.50%, 08/15/46		131	136,016
Bank of America Corp.:
2.63%, 10/19/20		118	118,749
(3 mo. LIBOR US + 0.63%), 2.33%, 10/01/21(d)		65	65,073
(3 mo. LIBOR US + 0.37%), 2.74%, 01/23/22(d)		30	30,170
(3 mo. LIBOR US + 1.16%), 3.12%, 01/20/23(d)		3	3,060
(3 mo. LIBOR US + 0.78%), 3.55%, 03/05/24(d)		115	119,515
4.00%, 04/01/24		19	20,367
2.38%, 06/19/24	EUR	200	241,165
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(d)	USD	86	90,595
4.20%, 08/26/24		20	21,452
4.00%, 01/22/25		10	10,618
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(d)		380	396,000
3.88%, 08/01/25		8	8,622
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(d)		190	197,626
4.45%, 03/03/26		101	110,069
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(d)		235	252,259
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(d)		210	223,352
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(d)		43	45,398
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(d)		144	156,025
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(d)		312	347,063
Series L, 4.18%, 11/25/27		5	5,398
BAT Capital Corp., 3.22%, 09/06/26		65	64,181
Bayer US Finance II LLC(b):
3.38%, 07/15/24		28	28,639
4.40%, 07/15/44		67	67,605
Becton Dickinson Euro Finance Sarl:
0.17%, 06/04/21	EUR	230	251,503
0.63%, 06/04/23		200	220,294
Boeing Co.:
3.25%, 02/01/35	USD	13	13,471
3.38%, 06/15/46		18	18,056
3.85%, 11/01/48		15	16,335

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
BP Capital Markets America, Inc.:
2.75%, 05/10/23	USD	20	$20,418
3.80%, 09/21/25		5	5,394
3.94%, 09/21/28		5	5,541
Bristol-Myers Squibb Co.(b):
3.20%, 06/15/26		40	41,965
4.13%, 06/15/39		10	11,332
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 01/15/22		7	7,068
3.88%, 01/15/27		230	230,971
Broadcom, Inc.(b):
3.13%, 04/15/21		195	196,871
3.13%, 10/15/22		16	16,201
4.25%, 04/15/26		15	15,494
Burlington Northern Santa Fe LLC:
5.05%, 03/01/41		11	13,759
4.55%, 09/01/44		19	22,810
4.05%, 06/15/48		30	34,415
Capital One Financial Corp., 3.90%, 01/29/24		59	62,334
Carnival Corp., 1.88%, 11/07/22	EUR	100	115,194
Celgene Corp.:
3.95%, 10/15/20	USD	10	10,177
3.25%, 08/15/22		30	30,910
3.55%, 08/15/22		30	31,113
3.88%, 08/15/25		250	269,850
CenterPoint Energy Houston Electric LLC, 4.50%, 04/01/44		10	12,235
The Charles Schwab Corp., 3.25%, 05/22/29		2	2,110
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20		201	202,800
4.50%, 02/01/24		30	32,230
4.91%, 07/23/25		111	121,762
4.20%, 03/15/28		15	15,775
5.05%, 03/30/29		28	31,326
6.38%, 10/23/35		165	199,788
6.48%, 10/23/45		79	96,129
5.38%, 05/01/47		9	9,806
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		120	137,916
5.13%, 06/30/27		175	191,516
Cigna Corp., 4.13%, 11/15/25		59	63,348
Cigna Holding Co., 3.25%, 04/15/25		50	51,480
Cimarex Energy Co.:
4.38%, 06/01/24		41	43,081
3.90%, 05/15/27		24	24,436
4.38%, 03/15/29		4	4,210
Citgo Holding, Inc., 9.25%, 08/01/24(b)		65	69,062

Security		Par (000)	Value

United States (continued)
Citigroup, Inc.:
2.70%, 03/30/21	USD	100	$100,938
1.38%, 10/27/21	EUR	710	797,489
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(d)	USD	5	5,356
(3 mo. LIBOR US + 1.19%), 4.08%, 04/23/29(d)		305	332,099
Coca-Cola Co., 0.75%, 09/22/26	EUR	100	113,819
Comcast Corp.:
3.30%, 10/01/20	USD	220	222,995
3.55%, 05/01/28		56	60,158
4.25%, 01/15/33		75	86,256
6.50%, 11/15/35		75	105,081
3.20%, 07/15/36		55	56,269
4.60%, 10/15/38		30	35,838
4.65%, 07/15/42		42	50,120
4.50%, 01/15/43		54	63,214
3.40%, 07/15/46		81	82,832
3.97%, 11/01/47		13	14,277
4.70%, 10/15/48		6	7,347
4.00%, 11/01/49		2	2,221
4.95%, 10/15/58		10	12,710
Constellation Brands, Inc.(3 mo. LIBOR US + 0.70%), 2.86%, 11/15/21(c)		70	70,000
Consumers Energy Co.:
3.38%, 08/15/23		2	2,095
3.80%, 11/15/28		38	42,305
3.75%, 02/15/50		58	64,731
3.10%, 08/15/50		20	20,142
Continental Airlines Pass-Through Trust, Series 2012-1, Class B, 6.25%, 04/11/20		2	1,985
Continental Resources, Inc.:
5.00%, 09/15/22		52	52,456
4.50%, 04/15/23		10	10,382
Corning, Inc., 3.70%, 11/15/23		15	15,691
COX Communications, Inc., 3.25%, 12/15/22(b)		10	10,271
Cox Communications, Inc.(b):
3.15%, 08/15/24		74	75,784
3.35%, 09/15/26		40	41,314
4.80%, 02/01/35		4	4,349
COX Communications, Inc., 4.70%, 12/15/42(b)		3	3,260
Cox Communications, Inc., 4.50%, 06/30/43(b)		55	58,391
Crown Castle International Corp.:
5.25%, 01/15/23		178	193,801
3.20%, 09/01/24		25	25,680
3.65%, 09/01/27		35	37,058
3.10%, 11/15/29		105	105,331
CSX Corp.:
2.60%, 11/01/26		6	6,070

8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
3.25%, 06/01/27	USD	3	$3,150
3.80%, 03/01/28		20	21,791
4.50%, 03/15/49		20	23,516
CVS Health Corp.:
3.35%, 03/09/21		20	20,320
3.50%, 07/20/22		7	7,229
3.38%, 08/12/24		28	28,989
4.10%, 03/25/25		59	63,039
4.30%, 03/25/28		144	155,712
5.13%, 07/20/45		14	15,868
Dayton Power & Light Co., 3.95%, 06/15/49(b)		61	66,981
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25		65	67,906
Delta Air Lines, Inc., 3.40%, 04/19/21		529	536,389
DH Europe Finance II Sarl, 0.20%, 03/18/26	EUR	140	152,126
Discovery Communications LLC:
2.95%, 03/20/23	USD	65	66,039
5.00%, 09/20/37		25	26,875
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/44		45	53,151
4.80%, 11/01/43		40	47,739
Dow Chemical Co.:
9.00%, 04/01/21		80	87,332
4.55%, 11/30/25(b)		2	2,197
3.63%, 05/15/26(b)		180	187,877
4.38%, 11/15/42		69	71,626
DPL, Inc., 4.35%, 04/15/29(b)		115	113,592
DTE Electric Co.:
4.30%, 07/01/44		10	11,782
3.75%, 08/15/47		70	77,203
Duke Energy Carolinas LLC:
3.95%, 11/15/28		6	6,698
2.45%, 08/15/29		10	10,007
3.88%, 03/15/46		60	66,613
3.95%, 03/15/48		19	21,405
3.20%, 08/15/49		25	25,068
Duke Energy Florida LLC:
3.80%, 07/15/28		2	2,203
3.40%, 10/01/46		57	58,865
Duke Energy Progress LLC:
3.00%, 09/15/21		25	25,463
3.25%, 08/15/25		5	5,274
3.70%, 09/01/28		20	21,952
4.10%, 05/15/42		140	159,414
4.10%, 03/15/43		20	22,572
4.20%, 08/15/45		3	3,476
3.60%, 09/15/47		2	2,121
DuPont de Nemours, Inc.:
4.49%, 11/15/25		175	193,395

Security		Par (000)	Value

United States (continued)
5.42%, 11/15/48	USD	125	$158,255
Eaton Capital Un Ltd. Co., 0.02%, 05/14/21	EUR	310	338,498
Eli Lilly & Co.:
3.70%, 03/01/45	USD	3	3,326
4.15%, 03/15/59		7	8,242
Energy Transfer Operating LP:
7.50%, 10/15/20		228	239,604
4.50%, 04/15/24		45	47,967
4.75%, 01/15/26		15	16,262
4.20%, 04/15/27		128	134,849
5.50%, 06/01/27		48	54,302
6.50%, 02/01/42		15	17,992
5.15%, 02/01/43		70	72,788
5.95%, 10/01/43		19	21,504
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24		3	3,472
Entergy Louisiana LLC:
4.00%, 03/15/33		10	11,415
4.20%, 09/01/48		59	69,120
Enterprise Products Operating LLC:
4.85%, 03/15/44		1	1,148
5.10%, 02/15/45		45	52,980
4.90%, 05/15/46		5	5,876
4.95%, 10/15/54		25	29,080
(3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(d)		121	116,768
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(d)		15	14,872
Exelon Corp., 5.63%, 06/15/35		15	18,751
Expedia Group, Inc.:
4.50%, 08/15/24		20	21,686
3.80%, 02/15/28		10	10,466
3.25%, 02/15/30(b)		115	114,672
Exxon Mobil Corp.:
2.28%, 08/16/26		75	75,586
3.10%, 08/16/49		97	97,384
FedEx Corp.:
0.45%, 08/05/25	EUR	125	136,337
3.30%, 03/15/27	USD	7	7,178
4.10%, 04/15/43		30	29,860
4.95%, 10/17/48		110	122,024
Fidelity National Information Services, Inc.:
0.75%, 05/21/23	EUR	130	144,736
1.10%, 07/15/24		110	124,956
2.60%, 05/21/25	GBP	320	415,041
2.95%, 05/21/39	EUR	140	187,703
FirstEnergy Transmission LLC(b):
4.35%, 01/15/25	USD	51	55,019
5.45%, 07/15/44		45	57,152
4.55%, 04/01/49		72	84,696

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Fiserv, Inc.:
2.75%, 07/01/24	USD	129	$131,242
3.20%, 07/01/26		112	115,908
4.20%, 10/01/28		140	154,868
3.50%, 07/01/29		60	63,127
1.63%, 07/01/30	EUR	100	117,189
Florida Power & Light Co.:
(3 mo. LIBOR US + 0.40%), 2.64%, 05/06/22(c)	USD	615	615,169
3.95%, 03/01/48		10	11,560
3.15%, 10/01/49		115	117,016
Ford Motor Co., 6.63%, 10/01/28		15	16,490
Ford Motor Credit Co. LLC:
3.34%, 03/18/21		340	341,588
1.51%, 02/17/23	EUR	240	261,071
4.39%, 01/08/26	USD	200	199,031
Fox Corp., 4.03%, 01/25/24(b)		5	5,316
General Electric Co., 6.15%, 08/07/37		55	67,712
General Motors Co.:
5.00%, 04/01/35		15	15,056
6.25%, 10/02/43		2	2,191
5.40%, 04/01/48		6	6,010
General Motors Financial Co., Inc.:
3.70%, 11/24/20		15	15,187
4.00%, 01/15/25		10	10,267
5.25%, 03/01/26		2	2,169
4.35%, 01/17/27		9	9,251
Gilead Sciences, Inc.:
3.65%, 03/01/26		15	16,077
4.60%, 09/01/35		10	11,855
4.80%, 04/01/44		15	17,939
4.75%, 03/01/46		30	35,707
Global Payments, Inc.:
2.65%, 02/15/25		35	35,162
3.20%, 08/15/29		125	126,761
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		70	77,107
5.38%, 04/15/26		160	175,978
Goldman Sachs Group, Inc.:
2.75%, 09/15/20		166	166,892
(3 mo. LIBOR US + 0.78%), 3.04%, 10/31/22(c)(i)		550	551,614
3.75%, 05/22/25		7	7,408
3.75%, 02/25/26		25	26,438
3.50%, 11/16/26		40	41,554
3.85%, 01/26/27		8	8,483
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(d)		30	31,467
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(d)		127	138,632
Halliburton Co.:
7.45%, 09/15/39		3	4,273
5.00%, 11/15/45		2	2,233

Security		Par (000)	Value

United States (continued)
HCA, Inc.:
4.75%, 05/01/23	USD	203	$217,441
5.00%, 03/15/24		7	7,644
5.25%, 04/15/25		132	146,815
5.25%, 06/15/26		180	200,433
4.50%, 02/15/27		17	18,227
4.13%, 06/15/29		100	104,869
Hess Corp., 3.50%, 07/15/24		150	153,080
Home Depot, Inc.:
3.90%, 12/06/28		5	5,618
5.95%, 04/01/41		20	28,632
4.20%, 04/01/43		6	7,049
Series 2019-3A, Class A, 2.95%, 06/15/29		35	36,730
Honeywell International, Inc., 1.30%, 02/22/23	EUR	505	575,886
Huntington Ingalls Industries, Inc.:
5.00%, 11/15/25(b)	USD	155	162,362
3.48%, 12/01/27		153	158,906
IBM Credit LLC, 3.45%, 11/30/20		100	101,744
IHS Markit Ltd., 4.00%, 03/01/26(b)		6	6,318
Illinois Tool Works, Inc., 0.63%, 12/05/27	EUR	100	111,854
Indiana Michigan Power Co., 4.25%, 08/15/48	USD	5	5,899
Ingersoll-Rand Luxembourg Finance SA, 3.50%, 03/21/26		20	20,833
Intercontinental Exchange, Inc.:
2.75%, 12/01/20		3	3,023
4.00%, 10/15/23		2	2,135
3.75%, 12/01/25		12	12,919
3.10%, 09/15/27		7	7,332
3.75%, 09/21/28		5	5,477
4.25%, 09/21/48		78	92,600
International Business Machines Corp.:
0.88%, 01/31/25	EUR	200	226,930
0.95%, 05/23/25		100	114,129
3.30%, 05/15/26	USD	100	105,452
International Paper Co.:
6.00%, 11/15/41		2	2,441
4.80%, 06/15/44		8	8,656
4.40%, 08/15/47		5	5,204
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20		40	40,470
3.75%, 10/01/21		10	10,252
JPMorgan Chase & Co.:
2.55%, 03/01/21		5	5,028
(3 mo. LIBOR US + 0.61%), 3.51%, 06/18/22(d)		4	4,090
2.97%, 01/15/23		85	86,538
3.20%, 01/25/23		165	170,402
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(d)		96	98,339

10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(d)	USD	52	$52,663
2.70%, 05/18/23		73	74,227
0.63%, 01/25/24	EUR	270	300,834
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(d)	USD	190	198,133
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(d)		38	40,518
3.90%, 07/15/25		2	2,156
(Secured Overnight Financing Rate + 1.16%), 2.30%, 10/15/25(d)		155	154,414
3.20%, 06/15/26		60	62,288
2.95%, 10/01/26		110	112,784
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(d)		44	47,575
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(d)		164	172,932
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(d)		4	4,369
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(d)		140	155,162
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(d)		297	335,735
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(d)		268	287,159
(Secured Overnight Financing Rate + 1.51%), 2.74%, 10/15/30(d)		200	198,595
KeyCorp, 4.15%, 10/29/25		46	50,337
Kinder Morgan Energy Partners LP:
3.45%, 02/15/23		22	22,666
6.50%, 02/01/37		30	37,261
5.00%, 08/15/42		11	12,056
5.50%, 03/01/44		36	41,514
KLA Corp.:
4.10%, 03/15/29		95	104,810
5.00%, 03/15/49		70	86,187
L3Harris Technologies, Inc.:
4.85%, 04/27/35		2	2,368
3.85%, 06/15/23(b)		140	147,468
3.95%, 05/28/24(b)		296	314,108
3.85%, 12/15/26(b)		85	91,309
4.40%, 06/15/28		166	186,491
4.40%, 06/15/28(b)		100	112,344
5.05%, 04/27/45		20	25,094
Lam Research Corp.:
3.75%, 03/15/26		90	96,115
4.88%, 03/15/49		52	63,571
Lear Corp., 5.25%, 05/15/49		5	5,143
Lockheed Martin Corp.:
2.50%, 11/23/20		20	20,088
2.90%, 03/01/25		121	125,272
3.55%, 01/15/26		88	94,347

Security		Par (000)	Value

United States (continued)
4.07%, 12/15/42	USD	23	$26,546
3.80%, 03/01/45		10	11,139
4.09%, 09/15/52		59	69,391
Series B, 6.15%, 09/01/36		11	15,262
Lowe’s Cos., Inc.:
3.65%, 04/05/29		5	5,346
3.70%, 04/15/46		25	25,175
Mars, Inc., 3.20%, 04/01/30(b)		5	5,290
Marsh & McLennan Cos., Inc.:
3.50%, 06/03/24		336	354,360
4.38%, 03/15/29		7	7,917
1.98%, 03/21/30	EUR	230	278,212
4.90%, 03/15/49	USD	30	37,581
Mastercard, Inc.:
2.95%, 11/21/26		10	10,521
2.95%, 06/01/29		190	199,295
McDonald’s Corp.:
3.70%, 01/30/26		55	59,036
2.63%, 09/01/29		115	114,478
6.30%, 03/01/38		5	6,834
3.70%, 02/15/42		11	11,305
3.63%, 05/01/43		17	17,291
4.88%, 12/09/45		202	244,251
4.45%, 09/01/48		30	34,679
Medtronic Global Holdings SCA:
1.13%, 03/07/27	EUR	200	231,365
1.63%, 03/07/31		200	241,976
2.25%, 03/07/39		100	130,082
Series 0000, 0.38%, 03/07/23		280	308,765
Metropolitan Life Global Funding I:
0.01%, 09/23/22		100	109,291
2.38%, 01/11/23		100	117,511
Microsoft Corp.:
3.50%, 02/12/35	USD	22	24,313
4.20%, 11/03/35		65	77,748
4.10%, 02/06/37		10	11,860
4.50%, 10/01/40		10	12,539
3.50%, 11/15/42		18	19,801
3.75%, 05/01/43		7	8,000
3.75%, 02/12/45		5	5,727
4.45%, 11/03/45		15	18,943
3.70%, 08/08/46		15	17,072
MidAmerican Energy Co.:
3.10%, 05/01/27		25	26,325
3.65%, 04/15/29		6	6,613
Morgan Stanley:
3.13%, 01/23/23		60	61,544
3.75%, 02/25/23		9	9,410
(3 mo. Euribor + 0.75%), 0.64%, 07/26/24(d)	EUR	140	154,808
3.13%, 07/27/26	USD	25	25,765
3.63%, 01/20/27		161	170,474

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(d)	USD	24	$25,651
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(d)		301	338,072
Motorola Solutions, Inc.:
4.60%, 02/23/28		10	10,797
4.60%, 05/23/29		115	125,323
MPLX LP:
4.88%, 12/01/24		19	20,857
5.25%, 01/15/25(b)		133	140,390
4.00%, 02/15/25		114	120,449
4.88%, 06/01/25		20	22,002
4.13%, 03/01/27		182	191,933
4.25%, 12/01/27(b)		5	5,290
Mylan, Inc.:
5.40%, 11/29/43		2	2,104
5.20%, 04/15/48		6	6,352
NBCUniversal Media LLC:
6.40%, 04/30/40		12	17,070
5.95%, 04/01/41		50	68,793
Nissan Motor Acceptance Corp., 3.65%, 09/21/21(b)		45	46,034
Norfolk Southern Corp.:
2.90%, 06/15/26		20	20,630
4.10%, 05/15/49		5	5,591
Northern Natural Gas Co., 4.30%, 01/15/49(b)		15	17,400
Northern States Power Co.:
4.00%, 08/15/45		50	57,102
4.20%, 09/01/48		80	91,852
2.90%, 03/01/50		40	38,671
Northrop Grumman Corp.:
2.08%, 10/15/20		44	44,015
2.55%, 10/15/22		8	8,107
2.93%, 01/15/25		389	400,998
3.25%, 01/15/28		161	168,969
4.75%, 06/01/43		4	4,899
Northwest Pipeline LLC, 4.00%, 04/01/27		136	143,471
NRG Energy, Inc.(b):
3.75%, 06/15/24		20	20,580
4.45%, 06/15/29		40	41,675
Nuveen LLC, 4.00%, 11/01/28(b)		5	5,584
NVIDIA Corp., 3.20%, 09/16/26		234	246,022
Occidental Petroleum Corp.:
2.70%, 08/15/22		128	129,191
3.50%, 06/15/25		45	46,265
3.20%, 08/15/26		60	60,537
0.00%, 10/10/36(g)		23	11,359
4.40%, 04/15/46		43	43,798
Ohio Power Co., 4.00%, 06/01/49		30	34,117

Security		Par (000)	Value

United States (continued)
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28(b)	USD	80	$88,090
3.70%, 11/15/28		35	38,539
5.75%, 03/15/29		16	20,249
3.80%, 09/30/47		9	9,964
3.10%, 09/15/49(b)		15	15,031
Oracle Corp.:
3.40%, 07/08/24		105	110,720
3.90%, 05/15/35		20	22,083
3.80%, 11/15/37		95	103,428
Owens Corning, 4.30%, 07/15/47		2	1,816
PacifiCorp:
6.25%, 10/15/37		15	21,102
6.00%, 01/15/39		37	51,866
4.15%, 02/15/50		30	35,026
PayPal Holdings, Inc.:
2.40%, 10/01/24		25	25,136
2.65%, 10/01/26		30	30,207
Penske Truck Leasing Co. LP / PTL Finance Corp.(b):
2.70%, 03/14/23		8	8,063
3.90%, 02/01/24		215	226,250
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.95%, 03/10/25(b)		305	322,162
PepsiCo, Inc.:
3.50%, 07/17/25		32	34,393
3.00%, 10/15/27		10	10,587
2.63%, 07/29/29		5	5,129
Philip Morris International, Inc.:
0.13%, 08/03/26	EUR	100	106,505
3.13%, 06/03/33		100	134,533
Phillips 66(3 mo. LIBOR US + 0.60%), 2.73%, 02/26/21(c)	USD	121	121,005
The Procter & Gamble Co., 0.63%, 10/30/24	EUR	150	168,664
Prologis Euro Finance LLC, 1.50%, 09/10/49		100	104,135
Public Service Electric & Gas Co., 3.65%, 09/01/28	USD	40	43,818
QUALCOMM, Inc., 4.30%, 05/20/47		10	11,179
Raytheon Co.:
7.20%, 08/15/27		6	8,009
7.00%, 11/01/28		93	123,182
4.20%, 12/15/44		33	39,191
Realty Income Corp.:
4.13%, 10/15/26		13	14,319
3.00%, 01/15/27		6	6,182
Republic Services, Inc.:
2.90%, 07/01/26		216	222,239
3.95%, 05/15/28		20	22,130
Reynolds American, Inc., 5.85%, 08/15/45		65	71,927

12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	USD	29	$29,134
Ryder System, Inc., 3.75%, 06/09/23		5	5,246
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24		100	111,461
5.63%, 03/01/25		167	187,514
5.88%, 06/30/26		5	5,729
5.00%, 03/15/27		122	134,519
Sempra Energy (3 mo. LIBOR US + 0.50%), 2.80%, 01/15/21(c)		134	133,855
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28		75	83,096
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(b)		200	200,750
Starbucks Corp., 3.55%, 08/15/29		10	10,787
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24		51	53,695
6.10%, 02/15/42		5	5,708
Tampa Electric Co., 4.45%, 06/15/49		57	68,803
Texas Eastern Transmission LP(b):
2.80%, 10/15/22		20	20,178
3.50%, 01/15/28		225	233,965
4.15%, 01/15/48		80	84,240
Textron, Inc., 3.90%, 09/17/29		100	107,073
Thermo Fisher Scientific, Inc.:
3.00%, 04/15/23		50	51,454
4.15%, 02/01/24		115	123,458
2.95%, 09/19/26		37	38,120
3.20%, 08/15/27		48	50,178
2.60%, 10/01/29(h)		120	119,534
Series., 1.40%, 01/23/26	EUR	250	289,868
Time Warner Cable LLC, 4.50%, 09/15/42	USD	6	5,904
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		180	228,312
4.00%, 03/15/28		146	156,127
4.60%, 03/15/48		40	44,293
Tyson Foods, Inc.:
3.90%, 09/28/23		8	8,476
4.55%, 06/02/47		3	3,364
5.10%, 09/28/48		7	8,504
Union Electric Co., 3.50%, 03/15/29		10	10,868
Union Pacific Corp.:
3.15%, 03/01/24		145	150,583
3.35%, 08/15/46		57	56,053
4.80%, 09/10/58		25	29,905
3.95%, 08/15/59		20	21,220

Security		Par (000)	Value

United States (continued)
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22	USD	3	$3,266
Series 2014-2, Class B, 4.63%, 09/03/22		12	12,271
Series 2015-1, Class AA, 3.45%, 06/01/29		1	891
Series 2016-1, Class B, 3.65%, 07/07/27		17	17,711
Series 2016-2, Class AA, 2.88%, 04/07/30		7	7,439
Series 2016-2, Class B, 3.65%, 04/07/27		5	5,287
Series 2018-1, Class AA, 3.50%, 09/01/31		67	70,150
Series 2019-1, Class AA, 4.15%, 08/25/31		96	104,800
Series 2019-2, Class B, 3.50%, 11/01/29		48	48,079
Series AA, 2.70%, 11/01/33		40	39,890
United Parcel Service, Inc., 1.63%, 11/15/25	EUR	100	118,488
United Technologies Corp.:
3.35%, 08/16/21	USD	410	420,588
1.95%, 11/01/21		99	98,922
1.13%, 12/15/21	EUR	155	172,859
2.30%, 05/04/22	USD	30	30,277
1.25%, 05/22/23	EUR	100	113,345
3.65%, 08/16/23	USD	40	42,329
2.80%, 05/04/24		20	20,565
3.13%, 05/04/27		7	7,335
4.50%, 06/01/42		55	65,865
4.15%, 05/15/45		15	17,204
UnitedHealth Group, Inc.:
3.50%, 02/15/24		10	10,531
3.10%, 03/15/26		136	142,156
4.38%, 03/15/42		140	159,493
4.45%, 12/15/48		50	59,127
US Airways Pass-Through Trust:
Series 2012-1, Class A, 6.75%, 12/03/22		3	3,675
Series 2013-1, Class B, 5.38%, 11/15/21		8	8,550
Verizon Communications, Inc.:
4.13%, 03/16/27		185	204,272
4.33%, 09/21/28		10	11,338
4.50%, 08/10/33		60	69,668
4.27%, 01/15/36		158	177,662
5.25%, 03/16/37		5	6,190
4.81%, 03/15/39		168	201,357
4.67%, 03/15/55		107	128,348
Series 20Y, 2.88%, 01/15/38	EUR	100	134,962

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Virginia Electric & Power Co.:
4.60%, 12/01/48	USD	50	$61,177
Series A, 3.80%, 04/01/28		33	36,114
Series A, 2.88%, 07/15/29		6	6,145
Series C, 2.75%, 03/15/23		80	81,667
Series C, 4.00%, 11/15/46		65	72,621
Walgreen Co., 4.40%, 09/15/42		95	95,779
Walgreens Boots Alliance, Inc.:
3.45%, 06/01/26		60	61,961
4.50%, 11/18/34		9	9,595
4.80%, 11/18/44		5	5,280
Walmart, Inc.:
3.25%, 07/08/29		78	84,262
4.00%, 04/11/43		15	17,590
Walt Disney Co.:
2.00%, 09/01/29		20	19,479
6.40%, 12/15/35(b)		14	20,170
6.65%, 11/15/37(b)		26	39,074
Warner Media LLC, 7.63%, 04/15/31		5	6,786
Waste Management, Inc.:
3.45%, 06/15/29		5	5,400
4.00%, 07/15/39		35	39,754
4.15%, 07/15/49		65	75,747
Wells Fargo & Co.:
3.75%, 01/24/24		217	229,616
0.50%, 04/26/24	EUR	210	232,277
3.00%, 02/19/25	USD	95	97,423
2.00%, 07/28/25	GBP	300	377,462
3.55%, 09/29/25	USD	9	9,512
3.00%, 04/22/26		236	241,984
3.00%, 10/23/26		11	11,297
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(d)		13	13,433
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(d)		106	112,294
4.15%, 01/24/29		173	191,819
Wells Fargo Bank N.A., 3.55%, 08/14/23		280	293,992
Western Midstream Operating LP, 4.00%, 07/01/22		50	50,604
Williams Cos., Inc.:
3.90%, 01/15/25		67	70,167
4.00%, 09/15/25		25	26,428
3.75%, 06/15/27		20	20,658
Willis North America, Inc.:
4.50%, 09/15/28		81	89,779
2.95%, 09/15/29		34	33,464
3.88%, 09/15/49		25	24,450
Wyeth LLC, 5.95%, 04/01/37		5	6,792

			48,519,030

Total Corporate Bonds — 35.4% (Cost — $97,924,482)			98,913,964

Security		Par (000)	Value

Floating Rate Loan Interests(c) — 0.0%
CITGO Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 1.00% Floor), 9.10%, 08/01/23	USD	129	$131,257

Total Floating Rate Loan Interests— 0.0% (Cost — $131,217)			131,257

Foreign Agency Obligations — 32.7%

Argentina — 0.4%
Argentine Republic Government International Bond:
3.38%, 10/12/20	CHF	60	29,288
7.50%, 04/22/26	USD	150	65,625
5.88%, 01/11/28		981	402,210
7.13%, 07/06/36		364	156,520
6.88%, 01/11/48		662	279,695
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	5,667	26,252

			959,590

Australia — 0.4%
Australia Government Bond:
4.50%, 04/15/20	AUD	270	185,846
2.00%, 12/21/21		210	145,614
5.75%, 07/15/22		320	245,773
2.75%, 04/21/24		130	95,571
4.75%, 04/21/27		220	189,791
2.25%, 05/21/28		90	67,066
3.75%, 04/21/37		80	74,355
3.00%, 03/21/47		220	197,299

			1,201,315

Austria — 0.8%
Republic of Austria Government Bond(b):
0.01%, 07/15/23	EUR	1,069	1,195,078
0.75%, 02/20/28		556	665,572
1.50%, 02/20/47		222	322,029

			2,182,679

Belgium — 1.2%
Belgium Government Bond, 1.60%, 06/22/47(b)		351	496,383
Kingdom of Belgium Government Bond(b):
0.20%, 10/22/23		1,539	1,735,323
0.80%, 06/22/28		855	1,024,878

			3,256,584

Brazil — 0.7%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/20(g)	BRL	2,000	464,025
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/21		1,500	381,339

14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Brazil (continued)
Brazilian Government International Bond, 4.50%, 05/30/29	USD	1,059	$1,103,676

			1,949,040

Canada — 1.7%
Canadian Government Bond:
2.00%, 09/01/23	CAD	5,000	3,851,530
5.75%, 06/01/33		170	196,252
5.00%, 06/01/37		90	104,412
4.00%, 06/01/41		280	305,951
3.50%, 12/01/45		140	149,755
2.75%, 12/01/48		210	203,366

			4,811,266

Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 03/01/26	CLP	40,000	61,139

China — 0.5%
China Development Bank, 3.30%, 02/01/24	CNY	1,400	194,379
China Government Bond:
3.19%, 04/11/24		1,400	197,042
3.25%, 11/22/28		100	14,013
3.29%, 05/23/29		3,900	550,278
3.86%, 07/22/49		3,800	540,388

			1,496,100

Colombia — 0.2%
Colombia Government International Bond, 4.38%, 07/12/21	USD	273	282,640
Colombian TES:
Series B, 7.00%, 06/30/32	COP	851,700	262,590
Series FSeries B, 10.00%, 07/24/24		380,300	131,546

			676,776

Denmark — 0.1%
Denmark Government Bond:
4.00%, 11/15/19	DKK	700	102,765
1.50%, 11/15/23		200	32,018
1.75%, 11/15/25		500	84,406
4.50%, 11/15/39		450	132,493

			351,682

Ecuador — 0.2%
Ecuador Government International Bond, 9.50%, 03/27/30(b)	USD	620	627,174

Egypt — 0.9%
Egypt Government International Bond:
15.90%, 07/02/24	EGP	1,475	95,500
7.50%, 01/31/27	USD	253	271,975
16.10%, 05/07/29	EGP	13,496	904,897
5.63%, 04/16/30	EUR	343	373,152
6.38%, 04/11/31(b)		305	345,629

Security		Par (000)	Value

Egypt (continued)
6.88%, 04/30/40	USD	390	$380,006
8.50%, 01/31/47		249	264,018

			2,635,177

France — 1.6%
France Government Bond OAT:
0.01%, 05/25/20	EUR	400	437,656
0.25%, 11/25/20		150	165,192
2.25%, 10/25/22		500	595,113
2.25%, 05/25/24		130	161,057
0.50%, 05/25/25		260	300,773
2.50%, 05/25/30		40	56,384
1.50%, 05/25/31		190	247,547
5.75%, 10/25/32		100	193,456
French Republic Government Bond OAT:
0.01%, 02/25/20		1,050	1,147,160
1.50%, 05/25/50(b)		902	1,248,087

			4,552,425

Greece — 0.5%
Hellenic Republic Government Bond:
3.50%, 01/30/23		49	58,247
3.45%, 04/02/24(b)		254	310,240
1.88%, 07/23/26(b)		190	217,764
3.75%, 01/30/28		12	15,130
3.88%, 03/12/29(b)		515	686,379
3.90%, 01/30/33		12	16,541
4.00%, 01/30/37		10	13,518
4.20%, 01/30/42		60	86,849

			1,404,668

Hungary — 0.2%
Hungary Government Bond:
3.50%, 06/24/20	HUF	40,000	133,485
2.50%, 10/27/21		35,000	119,848
3.00%, 06/26/24		30,000	107,017
2.75%, 12/22/26		35,000	124,177

			484,527

India — 1.5%
India Government Bond:
7.27%, 04/08/26	INR	86,110	1,254,916
7.17%, 01/08/28		203,100	2,913,218

			4,168,134

Indonesia — 2.9%
Indonesia Government International Bond:
4.88%, 05/05/21	USD	273	283,237
2.88%, 07/08/21	EUR	100	114,717
3.70%, 01/08/22	USD	200	205,300

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
3.75%, 04/25/22	USD	273	$281,105
3.38%, 04/15/23		350	358,750
4.75%, 01/08/26		200	220,688
4.75%, 07/18/47		200	229,188
Indonesia Treasury Bond:
6.13%, 05/15/28	IDR	8,111,000	527,686
8.25%, 05/15/29		32,106,000	2,406,890
6.63%, 05/15/33		4,397,000	280,640
8.38%, 03/15/34		16,097,000	1,194,659
7.50%, 06/15/35		4,024,000	278,417
8.38%, 04/15/39		23,170,000	1,711,430

			8,092,707

Italy — 4.7%
Italy Buoni Poliennali Del Tesoro:
0.95%, 03/01/23	EUR	5,204	5,853,813
1.75%, 07/01/24		3,470	4,055,944
2.80%, 12/01/28		277	357,069
4.75%, 09/01/44(b)		232	402,242
2.70%, 03/01/47(b)		315	414,130
3.45%, 03/01/48(b)		285	421,954
3.85%, 09/01/49(b)		1,024	1,610,402
2.80%, 03/01/67(b)		70	90,541

			13,206,095

Japan — 2.5%
Japan Government Thirty Year Bond:
0.70%, 06/20/48	JPY	259,050	2,630,630
0.40%, 06/20/49		83,500	782,294
Japan Government Two Year Bond, 0.10%, 03/15/20		137,000	1,269,307
Japanese Government CPI Linked Bond:
0.10%, 03/10/28		118,976	1,147,120
0.10%, 03/10/29		128,068	1,235,371

			7,064,722

Mexico — 4.0%
Mexican Bonos:
6.50%, 06/09/22	MXN	74,124	3,731,619
8.00%, 12/07/23		23,097	1,223,297
8.00%, 09/05/24		18,482	985,140
10.00%, 12/05/24		55,447	3,208,027
8.50%, 05/31/29		14,234	799,885
Mexico Government International Bond:
2.38%, 04/09/21	EUR	100	112,946
1.88%, 02/23/22		150	170,134
4.00%, 10/02/23	USD	150	158,297
4.15%, 03/28/27		400	423,800
6.05%, 01/11/40		100	126,150

Security		Par (000)	Value

Mexico (continued)
4.50%, 01/31/50	USD	203	$213,353

			11,152,648

Netherlands — 1.2%
Netherlands Government Bond(b):
1.75%, 07/15/23	EUR	1,496	1,789,497
0.75%, 07/15/28		795	963,053
2.75%, 01/15/47		311	604,485

			3,357,035

New Zealand — 0.1%
New Zealand Government Bond:
6.00%, 05/15/21	NZD	140	94,982
2.75%, 04/15/25		100	68,883

			163,865

Nigeria — 0.2%
Nigeria Government International Bond:
13.98%, 02/23/28	NGN	56,600	152,784
8.75%, 01/21/31	USD	232	260,637

			413,421

Norway — 0.0%
Norway Government Bond, 2.00%, 05/24/23(b)	NOK	600	67,587

Oman — 0.1%
Oman Government International Bond, 3.63%, 06/15/21	USD	200	198,875

Qatar — 0.1%
Qatar Government International Bond, 3.25%, 06/02/26		300	314,250

Russia — 1.9%
Russian Federal Bond - OFZ:
7.40%, 07/17/24	RUB	27,570	437,324
7.05%, 01/19/28		20,300	317,310
6.90%, 05/23/29		19,316	298,057
8.50%, 09/17/31		245,098	4,225,715

			5,278,406

Singapore — 0.1%
Singapore Government Bond:
2.75%, 07/01/23	SGD	160	119,987
2.38%, 06/01/25		60	45,000
2.75%, 03/01/46		40	32,830

			197,817

South Africa — 0.4%
Republic of South Africa Government Bond:
8.00%, 01/31/30	ZAR	1,910	117,685
9.00%, 01/31/40		1,495	91,197

16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Africa (continued)
8.75%, 02/28/48	ZAR	1,280	$75,149
Republic of South Africa Government International Bond:
4.85%, 09/30/29	USD	266	264,976
5.75%, 09/30/49		610	606,897

			1,155,904

Spain — 0.3%
Spain Government Bond, 2.70%, 10/31/48(b)	EUR	565	869,614

Sweden — 0.1%
Sweden Government Bond:
3.50%, 06/01/22	SEK	1,100	124,187
1.00%, 11/12/26		960	107,796
3.50%, 03/30/39		250	41,736

			273,719

Turkey — 0.2%
Turkey Government International Bond, 7.63%, 04/26/29	USD	589	626,549

Ukraine — 0.3%
Ukraine Government International Bond, 9.75%, 11/01/28		603	691,189

United Arab Emirates — 0.4%
Abu Dhabi Government International Bond(b):
2.13%, 09/30/24		550	546,700
2.50%, 09/30/29		614	609,690

			1,156,390

United Kingdom — 2.3%
United Kingdom Gilt:
1.75%, 09/07/22	GBP	200	256,284
0.75%, 07/22/23		1,826	2,284,199
1.75%, 09/07/37		60	84,551
4.75%, 12/07/38		30	62,316
3.25%, 01/22/44		165	302,884
3.50%, 01/22/45		700	1,348,571
1.50%, 07/22/47		1,040	1,441,898
3.75%, 07/22/52		110	242,597
4.00%, 01/22/60		20	50,579
2.50%, 07/22/65		90	178,527
3.50%, 07/22/68		60	150,529

			6,402,935

Total Foreign Agency Obligations — 32.7% (Cost — $90,275,594)			91,502,004

Security		Shares	Value
Investment Companies — 1.3%
Financial Select Sector SPDR Fund		4,016	$112,448
iShares China Large-Cap ETF(n)		13,255	527,549
iShares JP Morgan USD Emerging Markets Bond ETF(n)		17,451	1,978,071
iShares MSCI Emerging Markets ETF(n)		22,770	930,610
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		2,000	66,000

Total Investment Companies — 1.3% (Cost — $3,627,191)			3,614,678

		Par (000)

Municipal Bonds — 0.1%

California — 0.1%
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT(b)	USD	180,000	191,819

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission, RB, Series B		80,000	96,781

Total Municipal Bonds — 0.1% (Cost — $243,496)			288,600

Non-Agency Mortgage-Backed Securities — 2.5%

United States — 2.5%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(b)(j)		250	249,306
Atrium Hotel Portfolio Trust, Series 2017-ATRM(b)(c):
Class D, (1 mo. LIBOR US + 1.95%), 3.98%, 12/15/36		200	200,248
Class E, (1 mo. LIBOR US + 3.05%), 5.08%, 12/15/36		150	150,561
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 4.03%, 11/15/32(b)(c)		150	149,984
BBCMS Mortgage Trust, Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 3.48%, 03/15/37(b)(c)		500	499,998
BXP Trust, Series 2017-CC(b)(j):
Class D, 3.67%, 08/13/37		110	113,202
Class E, 3.67%, 08/13/37		220	220,953
Citigroup Commercial Mortgage Trust:
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	403,753
Series 2016-C3, Class C, 4.27%, 11/15/49(j)		250	262,741

17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2016-GC36, Class A5, 3.62%, 02/10/49	USD	375	$403,374
Series 2016-P6, Class C, 4.43%, 12/10/49(j)		265	282,751
COMM Mortgage Trust, Series 2016-DC2(j):
Class B, 4.79%, 02/10/49		100	110,214
Class C, 4.79%, 02/10/49		100	105,556
Commercial Mortgage Trust, Series 2014-CR21, Class A3, 3.53%, 12/10/47		355	375,224
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49		375	388,574
DBUBS Mortgage Trust, Series 2017-BRBK(b)(j):
Class E, 3.65%, 10/10/34		400	403,344
Class F, 3.65%, 10/10/34		240	238,738
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.90%), 2.94%, 11/21/35(b)(c)		173	172,975
GS Mortgage Securities Corp. Trust, Series 2017-500K(b)(c):
Class D, (1 mo. LIBOR US + 1.30%), 3.33%, 07/15/32		90	90,028
Class E, (1 mo. LIBOR US + 1.50%), 3.53%, 07/15/32		120	120,150
Class F, (1 mo. LIBOR US + 1.80%), 3.83%, 07/15/32		90	90,225
Class G, (1 mo. LIBOR US + 2.50%), 4.53%, 07/15/32		40	39,675
GS Mortgage Securities Trust, Series 2017-GS7(b):
Class D, 3.00%, 08/10/50		225	215,101
Class E, 3.00%, 08/10/50		180	167,987
MAD Mortgage Trust, Series 2017-330M(b)(j):
Class D, 4.11%, 08/15/34		110	112,697
Class E, 4.17%, 08/15/34		130	130,414
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38(j)		18	18,517
Morgan Stanley Bank of America Merrill Lynch Trust, Class A5:
Series 2014-C16, 3.89%, 06/15/47		375	400,598
Series 2015-C25, 3.64%, 10/15/48		400	429,311
Olympic Tower Mortgage Trust, Series 2017-OT(b)(j):
Class D, 4.08%, 05/10/39		130	137,593
Class E, 4.08%, 05/10/39		160	164,572

Security		Par (000)	Value

United States (continued)
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.16%), 4.18%, 12/15/36(b)(c)	USD	99	$99,047

Total Non-Agency Mortgage-Backed Securities — 2.5% (Cost — $6,631,256)			6,947,411

Preferred Securities — 2.7%

Capital Trusts — 2.7%

Austria — 0.1%
Erste Group Bank AG, 5.13%(d)(e)	EUR	200	234,339

Brazil — 0.1%
Itau Unibanco Holding SA, 6.50%(b)(d)(e)	USD	258	264,971

France — 0.5%
BNP Paribas SA, 6.63%(d)(e)		625	658,594
TOTAL SA, 1.75%(d)(e)	EUR	740	838,826

			1,497,420

Germany — 0.1%
Volkswagen International Finance NV, 2.70%(d)(e)		100	112,401

Italy — 0.5%
Intesa Sanpaolo SpA, 7.75%(d)(e)		500	640,996
UniCredit SpA(d)(e):
6.63%		200	227,255
7.50%		200	242,487
9.25%		200	251,234

			1,361,972

Netherlands — 0.3%
Cooperatieve Rabobank UA(d)(e):
3.25%		400	428,895
4.63%		200	236,563
ING Groep NV, 6.75%(d)(e)	USD	200	209,951

			875,409

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA(d)(e):
6.00%	EUR	200	233,794
8.88%		200	240,879
Series 9, 6.50%	USD	200	203,600
Telefonica Europe BV, 4.38%(d)(e)	EUR	200	239,675

			917,948

Switzerland — 0.4%
Credit Suisse Group AG(d)(e):
7.25%(b)	USD	425	454,750
7.50%		200	221,000

18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland (continued)
EFG International Guernsey Ltd., 5.00%, 04/05/27(d)	USD	200	$201,386
UBS Group Funding Switzerland AG, 7.00%(b)(d)(e)		250	265,500

			1,142,636

United Kingdom — 0.1%
Barclays PLC, 7.13%(d)(e)	GBP	270	351,482

United States — 0.3%
Bank of America Corp.,(d)(e):
Series DD, 6.30%	USD	20	22,500
Series Z, 6.50%		75	83,438
Capital One Financial Corp., Series E, 5.55%(d)(e)		50	50,575
Energy Transfer Partners LP, Series A, 6.25%(d)(e)		80	74,200
JPMorgan Chase & Co.,(d)(e):
Series S, 6.75%		75	83,250
Series Z, 5.30%		25	25,281
Morgan Stanley, Series J, 5.55%(d)(e)		42	42,582
NBCUniversal Enterprise, Inc., 5.25%(b)(e)		320	329,600
Wells Fargo & Co., Series U, 5.88%(d)(e)		41	45,190

			756,616

Total Capital Trusts — 2.7% (Cost — $7,475,461)			7,515,194

		Shares

Preferred Stocks — 0.0%

United States — 0.0%
Federal Home Loan Mortgage Corp.,(e)(j):
Series S, 8.25%		2	25,365
Series Z, 8.38%		2	24,871
Morgan Stanley, Series E, 7.13%(d)(e)		221	6,343

Total Preferred Stocks — 0.0% (Cost — $37,863)			56,579

Total Preferred Securities — 2.7% (Cost — $7,513,324)			7,571,773

		Par (000)

U.S. Government Sponsored Agency Securities — 31.3%

Mortgage-Backed Securities — 31.3%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32	USD	135	135,077
2.50%, 09/01/27 - 10/01/34(k)		1,075	1,086,132

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/29 - 10/01/49(k)	USD	9,887	$10,097,213
3.50%, 07/01/29 - 10/01/49(k)		18,105	18,643,915
4.00%, 09/01/33 - 10/01/49(k)		22,064	23,005,008
4.50%, 12/01/45 - 10/01/49(k)		13,965	14,732,834
5.00%, 09/01/35 - 10/01/49(k)		366	398,829
5.50%, 12/01/38 - 10/01/49(k)		264	293,062
6.00%, 07/01/39 - 10/01/49(k)		116	130,060
6.50%, 11/01/38		16	17,821
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/24 - 04/01/31		203	205,977
3.00%, 12/01/42 - 11/01/48		1,354	1,387,894
3.50%, 04/01/31 - 01/01/48		3,613	3,800,438
4.00%, 08/01/40 - 06/01/48		982	1,048,716
4.50%, 09/01/40 - 08/01/48		429	464,145
5.00%, 05/01/38 - 05/01/39		64	70,189
5.50%, 01/01/39		40	45,390
Ginnie Mae Mortgage-Backed Securities(k):
3.00%, 02/15/45 - 10/01/49		1,932	1,990,671
3.50%, 01/15/42 - 10/01/49		3,833	4,000,357
4.00%, 10/20/40 - 10/01/49		2,949	3,078,332
4.50%, 03/15/47 - 10/01/49		2,010	2,117,207
5.00%, 10/21/19 - 10/01/49		637	672,737

Total U.S. Government Sponsored Agency Securities — 31.3% (Cost — $86,622,430)			87,422,004

U.S. Treasury Obligations — 5.5%
U.S. Treasury Inflation Indexed Bonds(i):
0.13%, 04/15/20		679	672,969
0.50%, 04/15/24		11,376	11,511,884
0.38%, 01/15/27		1,593	1,609,593
0.50%, 01/15/28		312	318,946
0.88%, 01/15/29		779	826,499
U.S. Treasury Notes:
1.75%, 11/30/21		5	5,011
1.88%, 02/28/22(i)		500	502,930

Total U.S. Treasury Obligations — 5.5% (Cost — $15,323,710)			15,447,832

19

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

Warrants — 0.0%

Venezuela — 0.0%
Venezuela Government International Bond		3,000	$3,000

Total Warrants — 0.0% (Cost — $0)			3,000

Total Long-Term Investments — 115.8% (Cost — $320,315,007)			323,808,910

		Par (000)

Short-Term Securities — 6.0%

Foreign Agency Obligations — 0.4%

Egypt — 0.2%
Egypt Treasury Bills(l):
18.35%, 11/05/19	EGP	4,300	259,909
16.25%, 05/05/20		6,900	388,353

			648,262

Nigeria — 0.2%
Nigeria Treasury Bills(l):
14.09%, 10/03/19	NGN	16,172	44,030
12.07%, 11/28/19		32,344	87,483
14.44%, 01/16/20		32,344	85,917
11.06%, 01/30/20		24,260	64,122
13.57%, 01/30/20		32,344	85,490
13.47%, 05/28/20		16,172	40,854
13.79%, 05/28/20		16,172	40,854
12.38%, 07/30/20		16,170	40,475

			489,225

Total Foreign Agency Obligations — 0.4% (Cost — $1,118,333)			1,137,487

Security		Shares	Value

Money Market Fund(m)(n) — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.81%		15,639,743	$15,639,743

Total Money Market Fund — 5.6% (Cost — $15,639,743)			15,639,743

Total Short-Term Securities — 6.0% (Cost — $16,758,076)			16,777,230

Options Purchased — 0.8% (Cost — $1,721,966)			2,286,791

Total Investments Before TBA Sale Commitments and Options Written — 122.6% (Cost — $338,795,049)			342,872,931

		Par (000)

TBA Sale Commitments — (9.8%)

Mortgage-Backed Securities — (9.8%)
Fannie Mae Mortgage-Backed Securities(k):
2.50%, 10/01/34	USD	926	(933,815)
3.00%, 10/01/34 - 10/01/49		1,623	(1,649,386)
3.50%, 10/01/49		6,400	(6,564,500)
4.00%, 10/01/49		9,086	(9,427,790)
4.50%, 10/01/49		4,500	(4,738,296)
Ginnie Mae Mortgage-Backed Securities(k):
3.00%, 10/01/49		63	(64,133)
3.50%, 10/01/49		1,187	(1,230,083)
4.00%, 10/01/49		1,259	(1,309,286)
4.50%, 10/01/49		1,173	(1,225,769)
5.00%, 10/01/49		289	(304,692)

Total TBA Sale Commitments — (9.8)% (Proceeds — $27,435,220)			(27,447,750)

Options Written — (0.8)% (Premiums Received — $1,468,573)			(2,178,978)

Total Investments, Net of TBA Sale Commitments and Options Written — 112.0% (Cost — $309,891,256)			313,246,203

Liabilities in Excess of Other Assets — (12.0)%			(33,675,772)

Net Assets — 100.0%			$279,570,431

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Zero-coupon bond.

20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

(h)	When-issued security.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(k)	Represents or includes a TBA transaction.
(l)	Rates are discount rates or a range of discount rates as of period end.
(m)	Annualized 7-day yield as of period end.
(n)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	2,723,358	12,916,385	—	15,639,743	$15,639,743	$120,085	$—	$—
iShares China Large-Cap ETF	—	37,500	(24,245)	13,255	527,549	1,853	(65,628)	(29,188)
iShares iBoxx USD High Yield Corporate Bond ETF(c)	—	700	(700)	—	—	—	(21)	—
iShares JP Morgan USD Emerging Markets Bond ETF	6,665	19,786	(9,000)	17,451	1,978,071	77,450	(2,363)	149,146
iShares MSCI Brazil ETF(c)	2,000	—	(2,000)	—	—	782	(3,371)	10,994
iShares MSCI Emerging Markets ETF	24,370	10,400	(12,000)	22,770	930,610	7,590	(139,042)	147,221
iShares MSCI South Korea ETF(c)	—	1,000	(1,000)	—	—	—	(12,103)	—

					$19,075,973	$207,760	$(222,528)	$278,173

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.

Currency Abbreviations

AUD — Australian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NGN — Nigerian Naira

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

BRL — Brazilian Real

CAD — Canadian Dollar

21

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Portfolio Abbreviations

ADR — American Depositary Receipts

AMT — Alternative Minimum Tax (subject to)

ARS — Auction Rate Securities

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

COP — Certificates of Participation

COP — Colombian Peso

CZK — Czech Koruna

EGP — Egyptian Pound

ETF — Exchange-Traded Fund

IDR — Indonesian Rupiah

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

OTC — Over-the-Counter

PIK — Payment-In-Kind

RB — Revenue Bonds

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP Futures	14	10/25/19	$1	$(3,981)
30-Year Euro Buxl Bond	14	12/06/19	3,319	(28,721)
Euro BTP Futures	14	12/06/19	2,225	20,129
Euro-Schatz Futures	30	12/06/19	3,673	2,684
10-Year Australian Treasury Bond	21	12/16/19	2,089	22,640
90-Day Euro Future	65	12/16/19	15,932	8,848
10-Year Canada Bond Future	30	12/18/19	3,229	(62,767)
Long U.S. Treasury Bond	41	12/19/19	6,655	(80,886)
Ultra Long U.S. Treasury Bond	52	12/19/19	9,979	101,904
Long Gilt Future	26	12/27/19	4,291	42,124
2-Year U.S. Treasury Note	1,732	12/31/19	373,246	(445,644)
90-Day Euro-Dollar	15	12/14/20	3,695	21,788

				(401,882)

Short Contracts
Euro BTP Futures	14	10/25/19	9	5,785
Euro Bund	3	12/06/19	570	488
Euro-BOBL	114	12/06/19	16,855	114,697
German Short Euro BTP	81	12/06/19	9,949	(15,956)
10-Year Japanese Government Treasury Bonds	6	12/13/19	8,602	10,247
10-Year U.S. Treasury Note	254	12/19/19	33,099	(91,388)
DAX Index	4	12/20/19	1,353	(4,246)
Euro Stoxx 50 Index	14	12/20/19	542	(5,622)
S&P 500 E-Mini Index	14	12/20/19	2,085	(301)
5-Year U.S. Treasury Note	670	12/31/19	79,829	(139,482)
90-Day Euro	15	03/15/21	3,698	(41,456)
90-Day Euro	65	09/13/21	16,027	(288,499)

				(455,733)

				$(857,615)

22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,667,264	USD	1,120,753	BNP Paribas S.A.	10/02/19	$2,549
BRL	222,128	USD	53,000	Citibank N.A.	10/02/19	461
BRL	380,999	USD	91,489	JPMorgan Chase Bank N.A.	10/02/19	208
BRL	712,369	USD	171,062	Morgan Stanley & Co. International PLC	10/02/19	389
BRL	1,374,009	USD	329,942	Morgan Stanley & Co. International PLC	10/02/19	750
USD	334,000	BRL	1,374,009	Morgan Stanley & Co. International PLC	10/02/19	3,308
INR	17,313,600	USD	240,000	BNP Paribas S.A.	10/07/19	4,470
USD	128,000	ARS	6,374,400	Citibank N.A.	10/07/19	19,359
EGP	2,967,176	USD	179,000	BNP Paribas S.A.	10/09/19	2,905
EGP	8,396,640	USD	504,000	Morgan Stanley & Co. International PLC	10/09/19	10,763
USD	108,580	CHF	106,567	Morgan Stanley & Co. International PLC	10/09/19	1,740
USD	953,172	EUR	863,436	Westpac Banking Corp.	10/09/19	11,569
TRY	1,478,441	USD	254,000	UBS AG	10/10/19	6,970
USD	255,000	KRW	303,832,500	BNP Paribas S.A.	10/10/19	1,538
USD	406,000	KRW	483,845,547	UBS AG	10/10/19	2,368
USD	135,000	ARS	8,133,750	Goldman Sachs International	10/15/19	313
USD	505,000	SGD	696,688	BNP Paribas S.A.	10/15/19	870
USD	334,000	CLP	237,173,400	Citibank N.A.	10/16/19	8,644
USD	349,000	CLP	248,104,100	Citibank N.A.	10/23/19	8,602
USD	336,000	COP	1,144,752,000	JPMorgan Chase Bank N.A.	10/23/19	7,344
USD	343,000	COP	1,187,466,000	Morgan Stanley & Co. International PLC	10/23/19	2,081
USD	349,000	COP	1,182,761,000	Natwest Markets PLC	10/23/19	9,432
USD	250,000	ZAR	3,681,206	Morgan Stanley & Co. International PLC	10/23/19	7,602
ZAR	13,372,937	USD	879,885	Citibank N.A.	10/23/19	690
ARS	3,915,000	USD	60,000	Goldman Sachs International	10/24/19	2,820
USD	337,000	RUB	21,662,360	Bank of America N.A.	10/25/19	3,888
TWD	10,446,158	USD	337,000	State Street Bank and Trust Co.	10/30/19	142
BRL	381,728	USD	91,000	JPMorgan Chase Bank N.A.	11/04/19	661
RUB	57,644,670	USD	874,000	JPMorgan Chase Bank N.A.	11/06/19	11,154
RUB	70,944,830	USD	1,067,000	Morgan Stanley & Co. International PLC	11/06/19	22,383

23

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	343,897	EUR	314,000	JPMorgan Chase Bank N.A.	11/06/19	$753
USD	9,418,104	MXN	184,540,211	BNP Paribas S.A.	11/06/19	120,752
USD	337,000	MXN	6,647,831	HSBC Bank USA N.A.	11/06/19	2,075
USD	852,000	MXN	16,758,414	HSBC Bank USA N.A.	11/06/19	7,691
USD	252,000	RUB	16,314,480	Bank of America N.A.	11/06/19	1,485
USD	534,000	RUB	34,253,430	Bank of America N.A.	11/06/19	8,026
USD	873,000	RUB	56,841,030	Bank of America N.A.	11/06/19	186
USD	534,000	RUB	34,333,530	Citibank N.A.	11/06/19	6,797
USD	1,400,017	EUR	1,075,000	Deutsche Bank AG	12/13/19	221,892
AUD	700,000	USD	473,384	State Street Bank and Trust Co.	12/18/19	236
CAD	450,839	USD	340,000	Natwest Markets PLC	12/18/19	732
CAD	3,600,000	USD	2,714,938	Natwest Markets PLC	12/18/19	5,842
GBP	429,916	EUR	483,100	Bank of America N.A.	12/18/19	592
INR	920,000	USD	12,675	BNP Paribas S.A.	12/18/19	225
INR	1,350,000	USD	18,701	BNP Paribas S.A.	12/18/19	229
INR	915,000	USD	12,596	Bank of America N.A.	12/18/19	234
INR	1,350,000	USD	18,692	Bank of America N.A.	12/18/19	238
INR	1,350,000	USD	18,676	Goldman Sachs International	12/18/19	253
INR	915,000	USD	12,596	UBS AG	12/18/19	234
JPY	1,157,775,481	EUR	9,666,501	Commonwealth Bank of Australia	12/18/19	167,425
PHP	4,000,000	USD	76,574	BNP Paribas S.A.	12/18/19	391
RUB	3,580,000	USD	54,018	Barclays Bank PLC	12/18/19	631
TWD	3,700,000	USD	119,467	BNP Paribas S.A.	12/18/19	445
USD	2,860,000	BRL	11,702,548	Goldman Sachs International	12/18/19	56,597
USD	1,118,025	CNH	7,960,000	Goldman Sachs International	12/18/19	5,213
USD	3,263,581	EUR	2,930,000	Bank of America N.A.	12/18/19	51,014
USD	88,528	EUR	80,000	Citibank N.A.	12/18/19	813
USD	211,678	EUR	190,000	Citibank N.A.	12/18/19	3,355
USD	355,582	EUR	320,000	Citibank N.A.	12/18/19	4,721
USD	614,763	EUR	550,000	Citibank N.A.	12/18/19	11,721
USD	701,077	EUR	630,000	Citibank N.A.	12/18/19	10,320
USD	159,409	EUR	143,000	Commonwealth Bank of Australia	12/18/19	2,618
USD	11,859,673	EUR	10,638,940	Commonwealth Bank of Australia	12/18/19	194,724
USD	1,136,666	EUR	1,020,351	Natwest Markets PLC	12/18/19	17,913
USD	1,231,465	EUR	1,105,449	Natwest Markets PLC	12/18/19	19,407
USD	5,321,554	EUR	4,777,000	Natwest Markets PLC	12/18/19	83,865
USD	4,372,998	GBP	3,495,000	Commonwealth Bank of Australia	12/18/19	62,073
USD	2,860,000	IDR	40,421,581,200	BNP Paribas S.A.	12/18/19	36,830
USD	307,137	IDR	4,381,460,000	Deutsche Bank AG	12/18/19	1,122
USD	263,391	IDR	3,748,048,798	JPMorgan Chase Bank N.A.	12/18/19	1,615
USD	3,015,000	JPY	324,190,890	BNP Paribas S.A.	12/18/19	349
USD	1,710,000	JPY	183,728,556	Goldman Sachs International	12/18/19	1,508
USD	860,000	MXN	16,904,074	Royal Bank of Canada	12/18/19	13,841
USD	3,718,000	MXN	73,094,021	Royal Bank of Canada	12/18/19	59,170
USD	30,000	RUB	1,952,575	UBS AG	12/18/19	194
USD	310,000	SEK	2,961,993	Bank of America N.A.	12/18/19	7,519
USD	685,423	SGD	945,000	Barclays Bank PLC	12/18/19	1,088
USD	739,924	SGD	1,020,000	Barclays Bank PLC	12/18/19	1,276
USD	740,472	SGD	1,020,000	Barclays Bank PLC	12/18/19	1,824
USD	742,974	SGD	1,025,000	Natwest Markets PLC	12/18/19	706
USD	118,481	ZAR	1,760,000	Barclays Bank PLC	12/18/19	3,422
USD	137,378	ZAR	2,040,000	Citibank N.A.	12/18/19	4,015

24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	932,785	ZAR	13,740,000	UBS AG	12/18/19	$34,541
USD	2,588,000	ZAR	38,118,750	UBS AG	12/18/19	96,012
ZAR	30,630,544	USD	2,000,000	State Street Bank and Trust Co.	12/18/19	2,452
USD	1,409,390	EUR	1,075,000	Deutsche Bank AG	02/25/20	224,833
USD	1,404,847	JPY	140,000,000	Barclays Bank PLC	03/16/20	94,929

						1,814,937

BRL	706,880	USD	171,000	Citibank N.A.	10/02/19	(870)
BRL	4,356,561	USD	1,067,000	Citibank N.A.	10/02/19	(18,477)
BRL	1,743,138	USD	425,000	Morgan Stanley & Co. International PLC	10/02/19	(5,467)
USD	1,120,000	BRL	4,667,264	BNP Paribas S.A.	10/02/19	(3,302)
USD	53,340	BRL	222,128	Citibank N.A.	10/02/19	(121)
USD	169,743	BRL	706,880	Citibank N.A.	10/02/19	(386)
USD	1,046,144	BRL	4,356,561	Citibank N.A.	10/02/19	(2,379)
USD	91,000	BRL	380,999	JPMorgan Chase Bank N.A.	10/02/19	(698)
USD	171,000	BRL	712,369	Morgan Stanley & Co. International PLC	10/02/19	(451)
USD	418,581	BRL	1,743,138	Morgan Stanley & Co. International PLC	10/02/19	(952)
USD	80,000	ARS	5,320,000	JPMorgan Chase Bank N.A.	10/04/19	(11,677)
USD	75,000	ARS	4,912,500	Morgan Stanley & Co. International PLC	10/04/19	(9,654)
ARS	8,452,500	USD	175,000	BNP Paribas S.A.	10/07/19	(30,941)
ARS	2,320,000	USD	40,000	Goldman Sachs International	10/07/19	(459)
ARS	2,314,000	USD	40,000	Morgan Stanley & Co. International PLC	10/07/19	(562)
USD	240,000	INR	17,181,600	Morgan Stanley & Co. International PLC	10/07/19	(2,606)
EUR	245,000	USD	270,061	BNP Paribas S.A.	10/09/19	(2,881)
USD	85,000	ARS	5,066,000	JPMorgan Chase Bank N.A.	10/09/19	(715)
USD	120,000	ARS	7,272,000	Morgan Stanley & Co. International PLC	10/09/19	(3,040)
KRW	305,385,600	USD	255,000	BNP Paribas S.A.	10/10/19	(242)
USD	254,000	TRY	1,480,918	UBS AG	10/10/19	(7,408)
ARS	9,613,500	USD	195,000	JPMorgan Chase Bank N.A.	10/15/19	(35,810)
SGD	696,908	USD	505,000	BNP Paribas S.A.	10/15/19	(711)
USD	77,000	ARS	5,313,000	BNP Paribas S.A.	10/15/19	(10,978)
USD	78,000	ARS	5,304,000	Goldman Sachs International	10/15/19	(9,829)
USD	155,000	ARS	10,850,000	Goldman Sachs International	10/15/19	(24,665)
CLP	298,145,400	USD	420,000	Natwest Markets PLC	10/16/19	(11,002)
CLP	83,383,080	USD	115,170	JPMorgan Chase Bank N.A.	10/23/19	(769)
CLP	84,646,460	USD	116,915	JPMorgan Chase Bank N.A.	10/23/19	(781)
CLP	84,704,918	USD	116,915	UBS AG	10/23/19	(700)
COP	1,541,772,000	USD	452,000	Barclays Bank PLC	10/23/19	(9,360)
COP	1,120,904,000	USD	334,000	Citibank N.A.	10/23/19	(12,191)
COP	885,246,750	USD	261,000	UBS AG	10/23/19	(6,847)
USD	865,075	ZAR	13,372,937	HSBC Bank USA N.A.	10/23/19	(15,501)
ZAR	3,701,200	USD	250,000	Bank of America N.A.	10/23/19	(6,285)
EUR	306,000	USD	338,104	Citibank N.A.	10/28/19	(3,926)
USD	337,000	TWD	10,531,250	BNP Paribas S.A.	10/30/19	(2,889)
BRL	293,408	USD	71,000	Citibank N.A.	11/04/19	(546)

25

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,482,581	USD	841,000	Citibank N.A.	11/04/19	$(4,756)
BRL	1,097,577	USD	265,000	Deutsche Bank AG	11/04/19	(1,448)
BRL	1,401,920	USD	337,000	JPMorgan Chase Bank N.A.	11/04/19	(368)
USD	40,000	ARS	2,914,000	BNP Paribas S.A.	11/04/19	(5,052)
USD	80,000	ARS	5,980,000	BNP Paribas S.A.	11/04/19	(12,454)
USD	252,000	BRL	1,056,182	Citibank N.A.	11/04/19	(1,613)
EUR	314,000	USD	346,161	JPMorgan Chase Bank N.A.	11/06/19	(3,017)
IDR	18,544,050,000	USD	1,305,000	BNP Paribas S.A.	11/06/19	(1,769)
IDR	12,074,544,000	USD	852,000	Citibank N.A.	11/06/19	(3,430)
MXN	8,601,854	USD	439,000	BNP Paribas S.A.	11/06/19	(5,629)
MXN	16,694,258	USD	852,000	BNP Paribas S.A.	11/06/19	(10,924)
USD	2,451,992	IDR	35,264,549,871	Bank of America N.A.	11/06/19	(26,316)
USD	763,053	IDR	11,079,525,371	Citibank N.A.	11/06/19	(15,590)
USD	1,145,605	IDR	16,622,733,298	Citibank N.A.	11/06/19	(22,600)
USD	643,358	IDR	9,270,788,983	Goldman Sachs International	11/06/19	(8,171)
USD	1,305,000	IDR	19,281,375,000	JPMorgan Chase Bank N.A.	11/06/19	(50,049)
USD	1,305,000	MXN	26,052,759	Citibank N.A.	11/06/19	(7,568)
USD	424,281	RUB	28,465,000	Morgan Stanley & Co. International PLC	11/06/19	(12,809)
USD	3,886,470	RUB	256,268,000	Morgan Stanley & Co. International PLC	11/06/19	(48,616)
ARS	3,344,250	USD	65,000	BNP Paribas S.A.	11/13/19	(14,842)
ARS	6,656,000	USD	130,000	BNP Paribas S.A.	11/13/19	(30,171)
USD	80,000	ARS	5,620,000	Goldman Sachs International	11/29/19	(38)
USD	75,000	ARS	5,568,750	Morgan Stanley & Co. International PLC	11/29/19	(4,308)
AUD	230,000	USD	158,128	Natwest Markets PLC	12/18/19	(2,510)
AUD	5,666,000	USD	3,910,566	Natwest Markets PLC	12/18/19	(76,950)
BRL	790,000	USD	191,734	JPMorgan Chase Bank N.A.	12/18/19	(2,485)
BRL	126,869	USD	31,000	Royal Bank of Canada	12/18/19	(608)
BRL	3,319,056	USD	811,000	Royal Bank of Canada	12/18/19	(15,904)
BRL	126,573	USD	31,000	UBS AG	12/18/19	(679)
CHF	983,289	USD	1,000,000	Westpac Banking Corp.	12/18/19	(8,081)
CNH	2,030,000	USD	285,124	Goldman Sachs International	12/18/19	(1,329)
CZK	12,359,049	USD	530,000	Citibank N.A.	12/18/19	(6,981)
EUR	130,000	GBP	116,224	JPMorgan Chase Bank N.A.	12/18/19	(820)
EUR	610,205	GBP	548,433	State Street Bank and Trust Co.	12/18/19	(7,414)
EUR	1,659	USD	1,837	Bank of America N.A.	12/18/19	(18)
EUR	5,500,000	USD	6,032,697	Bank of America N.A.	12/18/19	(2,282)
EUR	210,000	USD	231,103	Citibank N.A.	12/18/19	(850)
EUR	210,000	USD	231,898	Citibank N.A.	12/18/19	(1,646)
EUR	420,000	USD	465,915	Citibank N.A.	12/18/19	(5,411)
EUR	420,000	USD	465,998	Citibank N.A.	12/18/19	(5,494)
EUR	420,000	USD	466,414	Citibank N.A.	12/18/19	(5,910)
EUR	840,000	USD	932,715	Citibank N.A.	12/18/19	(11,706)
EUR	210,000	USD	231,250	Deutsche Bank AG	12/18/19	(998)
EUR	410,000	USD	454,993	Goldman Sachs International	12/18/19	(5,453)
EUR	218,341	USD	241,732	JPMorgan Chase Bank N.A.	12/18/19	(2,335)
EUR	840,000	USD	931,137	Morgan Stanley & Co. International PLC	12/18/19	(10,128)

26

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,259,334	USD	4,728,074	Morgan Stanley & Co. International PLC	12/18/19	$(57,974)
EUR	360,000	USD	400,369	Natwest Markets PLC	12/18/19	(5,651)
EUR	1,000,000	USD	1,106,678	State Street Bank and Trust Co.	12/18/19	(10,239)
EUR	420,000	USD	466,454	Toronto-Dominion Bank	12/18/19	(5,950)
EUR	154,703	USD	171,098	UBS AG	12/18/19	(1,475)
GBP	1,347	EUR	1,522	BNP Paribas S.A.	12/18/19	(7)
GBP	78,308	EUR	88,478	Goldman Sachs International	12/18/19	(421)
GBP	80,000	USD	99,052	JPMorgan Chase Bank N.A.	12/18/19	(376)
GBP	1,000,000	USD	1,237,074	UBS AG	12/18/19	(3,619)
IDR	1,370,000,000	USD	96,275	JPMorgan Chase Bank N.A.	12/18/19	(590)
IDR	2,810,000,000	USD	197,470	JPMorgan Chase Bank N.A.	12/18/19	(1,211)
JPY	39,000,000	USD	365,972	Citibank N.A.	12/18/19	(3,311)
JPY	107,520,300	USD	1,000,000	State Street Bank and Trust Co.	12/18/19	(169)
JPY	217,240,000	USD	2,021,705	State Street Bank and Trust Co.	12/18/19	(1,590)
JPY	1,046,505,295	USD	9,739,114	State Street Bank and Trust Co.	12/18/19	(7,661)
KRW	210,000,000	USD	176,580	BNP Paribas S.A.	12/18/19	(1,079)
MXN	99,882,805	USD	5,000,000	Citibank N.A.	12/18/19	(217)
MXN	3,067,116	USD	156,000	State Street Bank and Trust Co.	12/18/19	(2,471)
NZD	60,000	USD	38,612	JPMorgan Chase Bank N.A.	12/18/19	(975)
PLN	4,868,231	USD	1,250,000	BNP Paribas S.A.	12/18/19	(34,640)
RUB	4,300,000	USD	66,399	JPMorgan Chase Bank N.A.	12/18/19	(759)
USD	567,565	INR	41,195,000	BNP Paribas S.A.	12/18/19	(10,061)
USD	840,144	INR	60,650,000	BNP Paribas S.A.	12/18/19	(10,275)
USD	564,251	INR	40,990,000	Bank of America N.A.	12/18/19	(10,501)
USD	839,679	INR	60,645,000	Bank of America N.A.	12/18/19	(10,670)
USD	838,832	INR	60,635,000	Goldman Sachs International	12/18/19	(11,377)
USD	564,771	INR	41,025,000	UBS AG	12/18/19	(10,471)
USD	466,000	JPY	50,127,293	Goldman Sachs International	12/18/19	(134)
USD	721,776	RUB	47,835,000	Barclays Bank PLC	12/18/19	(8,430)
USD	778,000	TRY	4,559,820	Bank of America N.A.	12/18/19	(9,618)
ZAR	570,000	USD	38,513	Bank of America N.A.	12/18/19	(1,249)
ZAR	2,040,000	USD	137,330	Barclays Bank PLC	12/18/19	(3,966)
USD	60,000	ARS	5,460,000	BNP Paribas S.A.	02/12/20	(7,093)

						(957,838)

	Net Unrealized Appreciation					$857,099

Interest Rate Caps — Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Call
2Y-10Y CMS Index Cap	0.21%	Goldman Sachs International	5/29/20	USD	26,204	$22,117	$40,616	$(18,499)

27

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Bank of America Corp.	75	10/18/19	USD	28.00	USD	219	$11,325
Citigroup, Inc.	42	10/18/19	USD	67.50	USD	290	11,529
DAX Index	30	10/18/19	EUR	12,600.00	EUR	1,864	9,564
Euro Stoxx 50 Index	51	10/18/19	EUR	3,550.00	EUR	1,820	26,182
Euro Stoxx 50 Index	22	10/18/19	EUR	3,600.00	EUR	785	4,880
Invesco QQQ Trust	26	10/18/19	USD	192.00	USD	491	4,160
SPDR S&P 500 ETF Trust	37	10/18/19	USD	303.00	USD	1,098	3,756
SPDR S&P 500 ETF Trust	204	10/28/19	USD	300.00	USD	6,054	65,587
SPDR S&P 500 ETF Trust	16	11/15/19	USD	305.00	USD	475	3,888
American Airlines Group, Inc.	22	12/20/19	USD	35.00	USD	59	253
DAX Index	49	12/20/19	EUR	13,700.00	EUR	249	1,108
DAX Index	4	12/20/19	EUR	13,300.00	EUR	3,045	627
Delta Air Lines, Inc.	18	12/20/19	USD	65.00	USD	104	801
Euro Stoxx 50 Index	7	12/20/19	EUR	3,750.00	EUR	250	1,316
Euro Stoxx 50 Index	173	12/20/19	EUR	3,850.00	EUR	6,175	8,108
SPDR S&P 500 ETF Trust	70	12/20/19	USD	300.00	USD	2,077	53,795
SPDR S&P 500 ETF Trust	25	12/20/19	USD	305.00	USD	742	12,037
United Airlines Holdings, Inc.	12	12/20/19	USD	100.00	USD	106	1,098
iShares Russell 2000 ETF	29	12/31/19	USD	162.00	USD	439	4,017
Apple, Inc.	13	01/17/20	USD	195.00	USD	291	42,900
Emerson Electric Co.	36	01/17/20	USD	65.00	USD	241	16,380
Lowe’s Cos., Inc.	40	01/17/20	USD	100.00	USD	440	50,900
Microsoft Corp.	16	01/17/20	USD	130.00	USD	222	20,760
QUALCOMM, Inc.	36	01/17/20	USD	70.00	USD	275	32,670
SPDR S&P 500 ETF Trust	39	01/17/20	USD	307.00	USD	1,157	19,383
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	86	01/17/20	USD	46.00	USD	400	25,800
VanEck Vectors Gold Miners ETF	98	01/17/20	USD	30.00	USD	262	7,791
DAX Index	9	03/20/20	EUR	14,000.00	EUR	559	1,032
DAX Index	3	03/20/20	EUR	13,600.00	EUR	186	1,283
Euro Stoxx 50 Index	8	03/20/20	EUR	3,600.00	EUR	286	9,962
Euro Stoxx 50 Index	18	03/20/20	EUR	3,900.00	EUR	643	3,051
Euro Stoxx 50 Index	6	03/20/20	EUR	3,800.00	EUR	214	2,305

							458,248

Put
Eurodollar 1-Year Mid-Curve Option	51	12/13/19	USD	97.50	USD	12,563	319

							$458,567

28

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)	Value
Call
S&P 500 Index	Down-and-in	Goldman Sachs International	656	12/20/19	USD	2,850.00	USD	2750.00	$—	$—
EUR Currency	Up-and-in	Citibank N.A.	6,920,000	01/20/20	EUR	1.16	EUR	1.21	6,920	6,441
Dow Jones Euro STOXX Banks Index	One-touch	Citibank N.A.	24,000	03/20/20	EUR	105.00	EUR	105.00	24	2,397
Dow Jones Euro STOXX Banks Index	One-touch	Citibank N.A.	24,000	03/20/20	EUR	107.00	EUR	107.00	24	2,977
Dow Jones Euro STOXX Banks Index	One-touch	Citibank N.A.	24,000	03/20/20	EUR	103.00	EUR	103.00	24	1,892
Dow Jones Euro STOXX Banks Index	One-touch	Citibank N.A.	24,000	03/20/20	EUR	107.00	EUR	107.00	24	2,978
Dow Jones Euro STOXX Banks Index	One-touch	Citibank N.A.	24,000	03/20/20	EUR	103.00	EUR	103.00	24	1,892
Dow Jones Euro STOXX Banks Index	One-touch	Citibank N.A.	24,000	03/20/20	EUR	105.00	EUR	105.00	24	2,398

										20,975

Put
USD Currency	One-touch	HSBC Bank USA	165,000	03/11/20	USD	99.00	USD	99.00	165	10,135

										$31,110

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
5-Year Interest Rate Swap, 10/25/24	3-Month LIBOR, 2.09%	Quarterly	2.26%	Semi-Annual	Morgan Stanley & Co. International PLC	10/23/19	2.26%	USD	10,653	$390,832
10-Year Interest Rate Swap, 08/15/30	3-Month LIBOR, 2.09%	Quarterly	1.08	Semi-Annual	Bank of America N.A.	08/13/20	1.08	USD	4,248	39,357

										430,189
Put
5-Year Interest Rate Swap, 11/08/24	1.56	Semi-Annual	3-Month LIBOR, 2.09%,	Quarterly	Citibank N.A.	11/06/19	1.56	USD	10,807	36,169
5-Year Interest Rate Swap, 11/29/24	1.53	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	Morgan Stanley & Co. International PLC	11/27/19	1.53	USD	7,338	35,391

29

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
5-Year Interest Rate Swap, 11/29/24	1.53%	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	Morgan Stanley & Co. International PLC	11/27/19	1.53%	USD	2,922	$14,091
10-Year Interest Rate Swap, 01/11/30	0.25	Annual	3-Month LIBOR, 2.09%	Semi-Annual	Citibank N.A.	01/09/20	0.25	EUR	10,056	13,696
10-Year Interest Rate Swap, 08/15/30	2.08	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	Bank of America N.A.	08/13/20	2.08	USD	4,248	30,388

										129,735

										$559,924

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	BNP Paribas S.A.	—	10/11/19	USD	1.14	EUR	307	$—
USD Currency	BNP Paribas S.A.	—	10/11/19	BRL	4.07	USD	1,133	28,382
USD Currency	Citibank N.A.	—	11/13/19	JPY	103.00	USD	820	36,675
USD Currency	Morgan Stanley & Co. International PLC	—	11/14/19	TWD	30.75	USD	671	6,782
SPDR S&P 500 ETF Trust	Goldman Sachs International	165,756	11/15/19	SPY	325.00	USD	166	7,459

								79,298
Put
USD Currency	Citibank N.A.	—	10/04/19	ZAR	14.75	USD	332	29
USD Currency	Morgan Stanley & Co. International PLC	—	10/04/19	ZAR	14.40	USD	348	—
USD Currency	Deutsche Bank AG	—	10/07/19	BRL	3.93	USD	647	3
EUR Currency	UBS AG	—	10/11/19	USD	1.12	EUR	614	14,108
USD Currency	Deutsche Bank AG	—	10/18/19	RUB	66.25	USD	510	10,678
EUR Currency	Citibank N.A.	—	10/24/19	USD	1.10	EUR	510	6,456
USD Currency	BNP Paribas S.A.	—	10/29/19	BRL	4.08	USD	343	1,939
USD Currency	Morgan Stanley & Co. International PLC	—	10/29/19	BRL	4.08	USD	343	1,930
EUR Currency	BNP Paribas S.A.	—	10/30/19	USD	1.10	EUR	510	5,904

30

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Bank of America N.A.	—	10/30/19	MXN	20.15	USD	515	$11,209
USD Currency	HSBC Bank USA	—	10/30/19	MXN	20.00	USD	1,284	20,880
USD Currency	Morgan Stanley & Co. International PLC	—	10/30/19	MXN	19.50	USD	2,054	8,128
USD Currency	BNP Paribas S.A.	—	11/04/19	BRL	4.12	USD	341	3,409
USD Currency	Deutsche Bank AG	—	11/07/19	BRL	3.90	USD	1,529	1,711
USD Currency	HSBC Bank USA	—	11/14/19	BRL	4.08	USD	668	5,417
USD Currency	Bank of America N.A.	—	11/18/19	RUB	64.50	USD	502	3,916
USD Currency	Bank of America N.A.	—	11/18/19	INR	71.50	USD	502	6,712
USD Currency	JPMorgan Chase Bank N.A.	—	11/22/19	BRL	3.65	USD	2,576	95
USD Currency	JPMorgan Chase Bank N.A.	—	11/22/19	BRL	3.40	USD	1,073	1
USD Currency	BNP Paribas S.A.	—	12/17/19	JPY	106.00	USD	15,141	112,089
EUR Currency	Bank of America N.A.	—	12/20/19	GBP	0.87	EUR	2,194	27,450
EUR Currency	Citibank N.A.	—	12/20/19	USD	1.09	EUR	2,700	22,772
EUR Currency	Bank of America N.A.	—	01/20/20	USD	1.11	EUR	6,920	133,381
EUR Currency	Goldman Sachs International	—	01/22/20	GBP	0.88	EUR	1,330	25,969
USD Currency	HSBC Bank USA	—	03/11/20	JPY	102.00	USD	12,380	76,719
EUR Currency	Morgan Stanley & Co. International PLC	—	03/17/20	USD	1.08	EUR	9,467	85,427
EUR Currency	Bank of America N.A.	—	04/23/20	USD	1.15	EUR	4,000	205,399
EUR Currency	Natwest Markets PLC	—	06/24/20	USD	1.17	EUR	5,150	323,486
EUR Currency	Bank of America N.A.	—	07/23/20	USD	1.12	EUR	846	20,558

								1,135,775

								$1,215,073

Interest Rate Caps — Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
Call
2Y-10Y CMS Index Cap	0.71%	Goldman Sachs International	5/29/20	USD	26,204	$(1,286)	(11,792)	$10,506

31

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
DAX Index	30	10/18/19	EUR	12,900.00	EUR	1,864	$(785)
Euro Stoxx 50 Index	51	10/18/19	EUR	3,650.00	EUR	1,820	(4,197)
10-Year US Treasury Note	2	10/25/19	USD	132.00	USD	261	(344)
10-Year US Treasury Note	5	10/25/19	USD	132.50	USD	652	(547)
5-Year US Treasury Note	5	10/25/19	USD	120.00	USD	596	(703)
Eurodollar 1-Year Mid-Curve Options	676	12/13/19	USD	98.38	USD	166,516	(392,924)
Apple, Inc.	13	01/17/20	USD	220.00	USD	291	(19,435)
Emerson Electric Co.	36	01/17/20	USD	75.00	USD	241	(2,520)
Lowe’s Cos., Inc.	40	01/17/20	USD	115.00	USD	440	(16,100)
Microsoft Corp.	16	01/17/20	USD	140.00	USD	222	(10,840)
QUALCOMM, Inc.	36	01/17/20	USD	85.00	USD	275	(6,534)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	86	01/17/20	USD	50.00	USD	400	(10,750)

							(465,679)

Put
Alphabet, Inc.	1	10/18/19	USD	1,040.00	USD	122	(45)
Apple, Inc.	2	10/18/19	USD	175.00	USD	45	(19)
DAX Index	14	10/18/19	EUR	11,700.00	EUR	870	(1,682)
Euro Stoxx 50 Index	26	10/18/19	EUR	3,350.00	EUR	928	(1,743)
Intel Corp.	17	10/18/19	USD	40.00	USD	88	(34)
Invesco QQQ Trust	50	10/18/19	USD	178.00	USD	944	(3,000)
Microsoft Corp.	4	10/18/19	USD	120.00	USD	56	(54)
QUALCOMM, Inc.	6	10/18/19	USD	60.00	USD	46	(36)
Texas Instruments, Inc.	4	10/18/19	USD	105.00	USD	52	(30)
Western Digital Corp.	7	10/18/19	USD	42.50	USD	42	(21)
2-Year US Treasury Note	6	10/25/19	USD	107.38	USD	1,293	(375)
Agilent Technologies, Inc.	13	11/15/19	USD	70.00	USD	100	(1,014)
FleetCor Technologies, Inc.	2	11/15/19	USD	270.00	USD	57	(1,500)
Merck & Co., Inc.	15	11/15/19	USD	75.00	USD	126	(727)
Eurodollar 1-Year Mid-Curve Option	51	12/13/19	USD	97.38	USD	12,563	(319)
90-Day Euro Future	223	12/16/19	USD	97.88	USD	54,657	(19,513)
Amazon.com, Inc.	1	12/20/19	USD	1,630.00	USD	174	(4,542)
Apple, Inc.	4	12/20/19	USD	200.00	USD	90	(1,430)
Bank of America Corp.	26	12/20/19	USD	27.00	USD	76	(1,703)
Citigroup, Inc.	12	12/20/19	USD	62.50	USD	83	(1,584)
Emerson Electric Co.	11	12/20/19	USD	60.00	USD	74	(1,100)
JPMorgan Chase & Co.	10	12/20/19	USD	105.00	USD	118	(1,315)
Microsoft Corp.	7	12/20/19	USD	125.00	USD	97	(1,505)
SPDR S&P 500 ETF Trust	25	12/20/19	USD	280.00	USD	742	(10,450)
iShares Russell 2000 ETF	29	12/31/19	USD	140.00	USD	439	(6,989)
Microsoft Corp.	16	01/17/20	USD	105.00	USD	222	(920)

							(61,650)

							$(527,329)

32

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)	Value
Call
EUR Currency	Up-and-in	Bank of America N.A.	01/20/20	EUR	1.16	EUR	1.21	(6,920)	$(6,441)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/25/29	2.34%	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	Morgan Stanley & Co. International PLC	10/23/19	2.34%	USD	10,653	$(766,056)
10-Year Interest Rate Swap, 12/29/29	1.66	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	JPMorgan Chase Bank N.A.	12/27/19	1.66	USD	2,007	(37,543)
10-Year Interest Rate Swap, 12/29/29	1.70	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	JPMorgan Chase Bank N.A.	12/27/19	1.70	USD	1,185	(24,857)
5-Year Interest Rate Swap, 12/29/24	1.40	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	Goldman Sachs International	12/27/19	1.40	USD	5,601	(31,508)
10-Year Interest Rate Swap, 01/01/30	1.69	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	Citibank N.A.	12/30/19	1.69	USD	2,886	(59,326)
2-Year Interest Rate Swap, 04/29/22	1.90	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	Goldman Sachs International	04/27/20	1.90	USD	17,926	(174,020)
2-Year Interest Rate Swap, 08/15/22	0.88	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	Bank of America N.A.	08/13/20	0.88	USD	21,242	(35,615)

										(1,128,925)
Put
5-Year Interest Rate Swap, 11/08/24	3-Month LIBOR, 2.09%	Quarterly	1.66	Semi-Annual	Citibank N.A.	11/06/19	1.66	USD	10,807	(18,545)
5-Year Interest Rate Swap, 11/08/24	3-Month LIBOR, 2.09%	Quarterly	1.76	Semi-Annual	Citibank N.A.	11/06/19	1.76	USD	10,807	(8,412)

33

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
10-Year Interest Rate Swap, 01/11/30	3-Month LIBOR, 2.09%	Semi-Annual	0.50%	Annual	Citibank N.A.	01/09/20	0.50%	EUR	10,056	$(3,095)
2-Year Interest Rate Swap, 08/15/22	3-Month LIBOR, 2.09%	Quarterly	1.88	Semi-Annual	Bank of America N.A.	08/13/20	1.88	USD	21,242	(34,365)
2-Year Interest Rate Swap, 10/07/22	3-Month LIBOR, 2.09%	Quarterly	3.55	Semi-Annual	Bank of America N.A.	10/05/20	3.55	USD	20,809	(227)
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 2.09%	Quarterly	3.75	Semi-Annual	Bank of America N.A.	10/13/20	3.75	USD	36,833	(243)

										(64,887)

										$(1,193,812)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	10/07/19	BRL	4.20	USD	323	$(1,335)
EUR Currency	UBS AG	—	10/11/19	USD	1.14	EUR	307	—
USD Currency	BNP Paribas S.A.	—	10/11/19	BRL	4.22	USD	2,266	(8,817)
USD Currency	Deutsche Bank AG	—	10/18/19	RUB	70.00	USD	255	(11)
USD Currency	BNP Paribas S.A.	—	10/29/19	BRL	4.30	USD	171	(939)
USD Currency	Morgan Stanley & Co. International PLC	—	10/29/19	BRL	4.30	USD	171	(939)
USD Currency	BNP Paribas S.A.	—	11/04/19	BRL	4.30	USD	171	(1,144)
USD Currency	Deutsche Bank AG	—	11/07/19	BRL	4.10	USD	273	(7,425)
USD Currency	Citibank N.A.	—	11/13/19	JPY	98.00	USD	820	(73,804)
SPDR S&P 500 ETF Trust	Goldman Sachs International	165,756	11/15/19	SPY	330.00	USD	166	(4,144)
USD Currency	Bank of America N.A.	—	11/18/19	RUB	66.00	USD	251	(2,485)

34

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	JPMorgan Chase Bank N.A.	—	11/22/19	BRL	3.95	USD	805	$(46,458)
EUR Currency	Morgan Stanley & Co. International PLC	—	03/17/20	USD	1.15	EUR	9,467	(36,084)

								(183,585)

Put
USD Currency	Citibank N.A.	—	10/04/19	ZAR	14.40	USD	497	(1)
USD Currency	Deutsche Bank AG	—	10/07/19	BRL	3.80	USD	647	(1)
EUR Currency	UBS AG	—	10/11/19	USD	1.10	EUR	461	(2,570)
USD Currency	BNP Paribas S.A.	—	10/11/19	BRL	3.95	USD	1,133	(32)
EUR Currency	Citibank N.A.	—	10/24/19	USD	1.09	EUR	510	(3,204)
USD Currency	BNP Paribas S.A.	—	10/29/19	BRL	3.92	USD	343	(198)
USD Currency	Morgan Stanley & Co. International PLC	—	10/29/19	BRL	3.92	USD	343	(197)
EUR Currency	BNP Paribas S.A.	—	10/30/19	USD	1.09	EUR	510	(3,120)
USD Currency	Bank of America N.A.	—	10/30/19	MXN	19.65	USD	772	(5,002)
USD Currency	HSBC Bank USA	—	10/30/19	MXN	19.50	USD	2,054	(8,064)
USD Currency	BNP Paribas S.A.	—	11/04/19	BRL	4.00	USD	512	(1,357)
USD Currency	HSBC Bank USA	—	11/14/19	BRL	3.99	USD	1,003	(3,263)
USD Currency	Bank of America N.A.	—	11/18/19	RUB	62.90	USD	752	(1,397)
USD Currency	Bank of America N.A.	—	11/18/19	INR	70.50	USD	752	(4,399)
USD Currency	JPMorgan Chase Bank N.A.	—	11/22/19	BRL	3.50	USD	3,220	(6)
USD Currency	BNP Paribas S.A.	—	12/17/19	JPY	102.00	USD	15,141	(30,872)
EUR Currency	Citibank N.A.	—	01/20/20	USD	1.11	EUR	6,920	(134,286)
EUR Currency	Bank of America N.A.	—	01/22/20	GBP	0.84	EUR	3,200	(17,261)
USD Currency	HSBC Bank USA	—	03/11/20	JPY	99.00	USD	16,085	(51,295)

								(266,525)

								$(450,110)

35

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 29, Version 1	5.00%	Quarterly	12/20/22	USD	3,927	$(270,252)	$(210,735)	$(59,517)
Markit iTraxx XO, Series 28, Version 1	5.00	Quarterly	12/20/22	EUR	499	(44,251)	(45,796)	1,545
Markit iTraxx Europe, Series 29, Version 1	1.00	Quarterly	06/20/23	EUR	440	(11,626)	(7,803)	(3,823)
Markit CDX North America High Yield Index, Series 31, Version 1	1.00	Quarterly	12/20/23	USD	4,845	(108,079)	(83,203)	(24,876)
Markit CDX North America High Yield Index, Series 32, Version 1	1.00	Quarterly	06/20/24	USD	8,663	(187,756)	(150,000)	(37,756)
Markit iTraxx Europe, Series 32, Version 1	1.00	Quarterly	12/20/24	EUR	2,475	(63,839)	(65,160)	1,321
Markit iTraxx XO, Series 32, Version 1	5.00	Quarterly	12/20/24	EUR	3,200	(456,029)	(495,661)	39,632

						$(1,141,832)	$(1,058,358)	$(83,474)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Finsr, Series 28, Version 1	1.00%	Quarterly	12/20/22	CCC-	EUR	1,318	$30,800	$13,647	$17,153
Markit CDX North America High Yield Index, Series 30, Version 1	1.00	Quarterly	06/20/23	BBB-	USD	830	17,869	9,290	8,579
Markit iTraxx Finsr, Series 29, Version 1	1.00	Quarterly	06/20/23	CCC+	EUR	1,020	24,349	15,964	8,385
Markit CDX North America High Yield Index, Series 32, Version 2	5.00	Quarterly	06/20/24	B	USD	1,767	128,704	120,284	8,420
Markit CDX North America High Yield Index, Series 33, Version 1	1.00	Quarterly	12/20/24	BBB+	USD	225	4,542	4,625	(83)
Markit CDX North America High Yield Index, Series 33, Version 1	5.00	Quarterly	12/20/24	B+	USD	132	9,056	8,593	463

							$215,320	$172,403	$42,917

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

36

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Month MXIBOR, 8.03%	Monthly	7.13	Monthly	N/A		10/10/19	MXN	105,000	$(4,657)	$3	$(4,660)
1-Month MXIBOR, 8.03%	Monthly	6.93	Monthly	N/A		10/01/20	MXN	37,000	(4,744)	12	(4,756)
6-Month LIBOR, 2.06	Semi-Annual	1.91	Semi-Annual	N/A		07/09/21	CAD	9,280	2,436	120	2,316
6-Month LIBOR, 2.06	Semi-Annual	1.91	Semi-Annual	N/A		07/09/21	CAD	720	162	9	153
6.86	Monthly	1-Month MXIBOR, 8.03%	Monthly	07/24/20	(a)	07/23/21	MXN	16,324	(4,773)	13	(4,786)
2.46	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		07/25/21	USD	19,070	(276,658)	290	(276,948)
6.90	Monthly	1-Month MXIBOR, 8.03%	Monthly	07/27/20	(a)	07/26/21	MXN	22,786	(7,105)	19	(7,124)
2.18	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		08/01/21	USD	29,547	(271,496)	454	(271,950)
2.34	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		08/02/21	USD	38,983	(479,059)	600	(479,659)
6.78	Monthly	1-Month MXIBOR, 8.03%	Monthly	08/07/20	(a)	08/06/21	MXN	72,101	(18,619)	58	(18,677)
2.20	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		08/09/21	USD	29,591	(289,482)	460	(289,942)
2.16	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		08/12/21	USD	17,394	(159,373)	271	(159,644)
6-Month BUBOR, 0.25%	Semi-Annual	0.36	Annual	N/A		08/29/21	HUF	130,321	(34)	7	(41)
1.74	Annual	6-Month PRIBOR, 0.25%	Semi-Annual	N/A		08/29/21	CZK	10,397	3,261	7	3,254
1.72	Annual	6-Month PRIBOR, 0.25%	Semi-Annual	N/A		08/30/21	CZK	9,410	3,144	6	3,138
6-Month BUBOR, 0.25%	Semi-Annual	0.31	Annual	N/A		08/30/21	HUF	118,132	(399)	6	(405)
6-Month BUBOR, 0.25%	Semi-Annual	0.36	Annual	N/A		09/02/21	HUF	204,474	(40)	11	(51)
1.74	Annual	6-Month PRIBOR, 0.25%	Semi-Annual	N/A		09/02/21	CZK	16,503	5,148	11	5,137
6-Month PRIBOR, 0.25%	Semi-Annual	0.75	Semi-Annual	N/A		09/25/21	GBP	3,760	7,750	1,081	6,669
1.16	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		10/03/21	USD	500	4,649	4	4,645
3-Month LIBOR, 2.09%	Quarterly	2.07	Semi-Annual	N/A		02/28/22	USD	11,100	122,593	119	122,474
7.23	Monthly	1-Month MXIBOR, 8.03%	Monthly	N/A		07/18/22	MXN	17,742	(15,549)	15	(15,564)
7.23	Monthly	1-Month MXIBOR, 8.03%	Monthly	N/A		07/19/22	MXN	8,871	(7,783)	7	(7,790)
7.22	Monthly	1-Month MXIBOR, 8.03%	Monthly	N/A		07/20/22	MXN	3,412	(2,957)	3	(2,960)

37

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.21%	Monthly	1-Month MXIBOR, 8.03%	Monthly	N/A		07/25/22	MXN	4,776	$(4,132)	$4	$(4,136)
7.20	Monthly	1-Month MXIBOR, 8.03%	Monthly	N/A		08/03/22	MXN	32,494	(27,184)	27	(27,211)
1-Month MXIBOR, 8.03%	Monthly	7.00	Monthly	N/A		08/11/22	MXN	38,353	22,362	32	22,330
3-Month LIBOR, 2.09%	Quarterly	2.16	Semi-Annual	N/A		09/29/22	USD	1,860	32,964	—	32,964
1-Month MXIBOR, 8.03%	Monthly	6.89	Monthly	N/A		09/29/22	MXN	20,000	8,911	13	8,898
7.11	Monthly	1-Month MXIBOR, 8.03%	Monthly	N/A		10/14/22	MXN	14,909	(11,961)	7	(11,968)
7.11	Monthly	1-Month MXIBOR, 8.03%	Monthly	N/A		10/14/22	MXN	19,651	(15,624)	12	(15,636)
3-Month LIBOR, 2.09%	Quarterly	2.12	Semi-Annual	N/A		10/30/22	USD	3,500	76,642	(3,024)	79,666
2.02	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		10/30/22	USD	2,000	(36,934)	4,496	(41,430)
3-Month LIBOR, 2.09%	Quarterly	2.26	Semi-Annual	N/A		12/14/22	USD	1,735	48,513	21	48,492
6-Month JPY LIBOR, -0.05%	Semi-Annual	0.12	Semi-Annual	N/A		04/24/23	JPY	3,065,000	302,858	397	302,461
6-Month JPY LIBOR, -0.05%	Semi-Annual	0.14	Semi-Annual	N/A		09/20/23	JPY	29,000	3,292	4	3,288
3.00	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		10/25/23	USD	3,313	(221,903)	50	(221,953)
3.13	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		11/16/23	USD	9,596	(703,322)	146	(703,468)
3-Month LIBOR, 2.09%	Quarterly	3.09	Semi-Annual	N/A		11/27/23	USD	3,756	269,386	57	269,329
3-Month LIBOR, 2.09%	Quarterly	1.86	Semi-Annual	10/03/19	(a)	11/30/23	USD	21,500	300,442	388	300,054
3-Month LIBOR, 2.09%	Quarterly	3.08	Semi-Annual	N/A		12/04/23	USD	2,986	213,602	46	213,556
6-Month JPY LIBOR, -0.05%	Semi-Annual	0.05	Semi-Annual	N/A		12/10/23	JPY	300,000	24,660	42	24,618
3-Month LIBOR, 2.09%	Quarterly	3.06	Semi-Annual	N/A		12/20/23	USD	18,445	1,306,907	286	1,306,621
3-Month LIBOR, 2.09%	Quarterly	3.05	Semi-Annual	N/A		12/28/23	USD	14,605	1,033,879	228	1,033,651
1-Month MXIBOR, 8.03%	Monthly	8.13	Monthly	N/A		02/02/24	MXN	20,633	64,113	17	64,096
1-Month MXIBOR, 8.03%	Monthly	8.14	Monthly	N/A		02/05/24	MXN	14,828	46,462	12	46,450

38

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month JPY LIBOR, -0.05%	Semi-Annual		Semi-Annual	N/A		03/06/24	JPY	113,000	$7,442	$17	$7,425
3-Month LIBOR, 2.09%	Quarterly	1.72	Semi-Annual	N/A		06/27/24	USD	7,468	101,751	128	101,623
3-Month LIBOR, 2.09%	Quarterly	1.76	Semi-Annual	N/A		07/02/24	USD	798	7,855	14	7,841
3-Month LIBOR, 2.09%	Quarterly	1.72	Semi-Annual	N/A		07/05/24	USD	2,320	18,634	40	18,594
3-Month LIBOR, 2.09%	Quarterly	1.72	Semi-Annual	N/A		07/05/24	USD	780	6,246	13	6,233
3-Month LIBOR, 2.09%	Quarterly	2.64	Semi-Annual	N/A		07/26/24	USD	5,230	276,968	91	276,877
2.34	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		07/26/24	USD	19,050	(732,370)	333	(732,703)
3-Month LIBOR, 2.09%	Quarterly	2.31	Semi-Annual	N/A		08/09/24	USD	3,995	149,565	70	149,495
3-Month LIBOR, 2.09%	Quarterly	2.30	Semi-Annual	N/A		08/09/24	USD	2,397	88,000	42	87,958
2.16	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		08/09/24	USD	12,872	(388,542)	227	(388,769)
2.15	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		08/09/24	USD	7,694	(226,664)	135	(226,799)
1-Month MXIBOR, 8.03%	Monthly	6.73	Monthly	N/A		08/09/24	MXN	12,905	4,909	11	4,898
3-Month LIBOR, 2.09%	Quarterly	2.28	Semi-Annual	N/A		08/12/24	USD	2,349	84,101	41	84,060
2.13	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		08/12/24	USD	7,136	(203,738)	126	(203,864)
1-Month MXIBOR, 8.03%	Monthly	6.67	Monthly	N/A		08/12/24	MXN	28,395	7,349	26	7,323
1-Month MXIBOR, 8.03%	Monthly	6.72	Monthly	N/A		08/13/24	MXN	24,432	8,697	22	8,675
1.51	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		08/28/24	USD	19,731	15,048	351	14,697
1.52	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		09/12/24	USD	2,775	(260)	50	(310)
3-Month LIBOR, 2.09%	Quarterly	1.28	Semi-Annual	11/29/19	(a)	11/29/24	USD	5,130	(51,650)	93	(51,743)
3-Month LIBOR, 2.09%	Quarterly	1.35	Semi-Annual	12/18/19	(a)	12/18/24	USD	870	(5,583)	(250)	(5,333)
1.56	Semi-Annual	6-Month PRIBOR, 0.25%	Semi-Annual	12/18/19	(a)	12/18/24	SGD	1,190	196	16	180
1.50	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	03/18/20	(a)	03/18/25	USD	94	(178)	2	(180)
1.65	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	03/18/20	(a)	03/18/25	USD	94	(870)	(184)	(686)
3-Month LIBOR, 2.09%	Quarterly	2.49	Semi-Annual	N/A		09/30/25	USD	18,750	1,054,887	330	1,054,557
1.71	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		05/05/26	USD	92	(1,390)	1	(1,391)

39

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.70%	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	05/05/26	USD	6,150	$(90,844)	$33	$(90,877)
1.73	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	05/25/26	USD	290	(4,993)	—	(4,993)
1.74	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	05/25/26	USD	210	(3,776)	—	(3,776)
1.72	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	05/25/26	USD	220	(3,681)	3	(3,684)
1.73	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	05/26/26	USD	740	(13,061)	10	(13,071)
1.76	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	11/10/26	USD	1,363	(27,310)	20	(27,330)
1.74	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	11/16/26	USD	6,380	(118,584)	17,533	(136,117)
2.37	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	12/15/26	USD	920	(59,003)	—	(59,003)
1.80	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	01/30/27	USD	2,520	(45,856)	22,789	(68,645)
1.80	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	01/31/27	USD	2,600	(47,639)	21,153	(68,792)
2.31	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	07/28/27	USD	2,570	(147,766)	43	(147,809)
2.39	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	10/31/27	USD	1,300	(92,572)	3,834	(96,406)
3.06	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	11/15/27	USD	5,500	(690,343)	96	(690,439)
2.28	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	12/08/27	USD	2,354	(148,289)	40	(148,329)
6-Month JPY LIBOR, -0.05%	Semi-Annual	0.31	Semi-Annual	N/A	04/24/28	JPY	845,388	271,898	152	271,746
3.09	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	04/27/28	USD	540	(72,192)	9	(72,201)
3.05	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	04/30/28	USD	2,235	(291,573)	39	(291,612)
6-Month JPY LIBOR, -0.05%	Semi-Annual	0.35	Semi-Annual	N/A	05/01/28	JPY	575,000	201,606	101	201,505
3.07	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	06/14/28	USD	2,140	(283,556)	38	(283,594)
3.05	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	06/18/28	USD	1,410	(185,392)	(9,790)	(175,602)
2.94	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	07/17/28	USD	4,726	(549,889)	87	(549,976)
3-Month LIBOR, 2.09%	Quarterly	3.08	Semi-Annual	N/A	09/04/28	USD	1,600	206,199	30	206,169

40

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.09%	Quarterly	3.06%	Semi-Annual	N/A	09/05/28	USD	1,560	$198,379	$29	$198,350
3-Month LIBOR, 2.09%	Quarterly	3.10	Semi-Annual	N/A	09/06/28	USD	1,641	214,318	31	214,287
3-Month LIBOR, 2.09%	Quarterly	3.10	Semi-Annual	N/A	09/06/28	USD	1,638	213,232	31	213,201
0.35	Semi-Annual	6-Month JPY LIBOR, -0.05%	Semi-Annual	N/A	09/20/28	JPY	11,000	(3,877)	2	(3,879)
3-Month LIBOR, 2.09%	Quarterly	3.17	Semi-Annual	N/A	11/20/28	USD	1,155	169,711	22	169,689
6-Month JPY LIBOR, -0.05%	Semi-Annual	0.22	Semi-Annual	N/A	12/10/28	JPY	150,000	36,668	27	36,641
3.08	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	12/19/28	USD	6,410	(890,982)	124	(891,106)
3.28	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	01/04/29	USD	2,420	(367,016)	47	(367,063)
3-Month LIBOR, 2.09%	Quarterly	3.13	Semi-Annual	N/A	01/04/29	USD	8,275	1,144,072	157	1,143,915
2.80	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	01/11/29	USD	1,320	(142,879)	25	(142,904)
3.04	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	02/16/29	USD	1,435	(187,242)	28	(187,270)
2.82	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	02/21/29	USD	7,650	(847,202)	147	(847,349)
2.85	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	02/21/29	USD	2,640	(300,612)	51	(300,663)
3-Month LIBOR, 2.09%	Quarterly	2.72	Semi-Annual	N/A	02/21/29	USD	10,900	1,109,868	209	1,109,659
3-Month LIBOR, 2.09%	Quarterly	2.75	Semi-Annual	N/A	02/21/29	USD	9,350	981,243	180	981,063
0.18	Semi-Annual	6-Month JPY LIBOR, -0.05%	Semi-Annual	N/A	03/06/29	JPY	56,000	(11,350)	11	(11,361)
3-Month LIBOR, 2.09%	Quarterly	2.70	Semi-Annual	N/A	03/13/29	USD	3,843	387,418	74	387,344
3-Month LIBOR, 2.09%	Quarterly	2.61	Semi-Annual	N/A	04/10/29	USD	3,843	384,587	75	384,512
3-Month LIBOR, 2.09%	Quarterly	2.30	Semi-Annual	N/A	05/28/29	USD	2,454	175,234	49	175,185
2.21	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A	06/26/29	USD	8,155	(518,999)	163	(519,162)
3-Month LIBOR, 2.09%	Quarterly	1.96	Semi-Annual	N/A	06/27/29	USD	2,645	105,415	53	105,362
3-Month LIBOR, 2.09%	Quarterly	1.99	Semi-Annual	N/A	06/28/29	USD	1,654	71,379	33	71,346
3-Month LIBOR, 2.09%	Quarterly	1.97	Semi-Annual	N/A	07/02/29	USD	868	30,644	17	30,627
3-Month LIBOR, 2.09%	Quarterly	2.59	Semi-Annual	N/A	07/25/29	USD	8,590	804,853	173	804,680
3-Month LIBOR, 2.09%	Quarterly	2.73	Semi-Annual	N/A	08/02/29	USD	4,473	478,058	89	477,969

41

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.01%	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		09/06/29	USD	2,958	$(118,679)	$60	$(118,739)
2.02	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		09/09/29	USD	2,958	(120,226)	60	(120,286)
1.76	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		09/27/29	USD	2,536	(43,006)	52	(43,058)
1.79	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		09/30/29	USD	1,560	(30,845)	32	(30,877)
1.78	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		10/02/29	USD	3,104	(58,704)	64	(58,768)
6-Month JPY LIBOR, -0.05%	Semi-Annual	(0.07)	Semi-Annual	12/18/19	(a)	12/18/29	JPY	40,000	(1,668)	9	(1,677)
3-Month LIBOR, 2.09%	Quarterly	2.92	Semi-Annual	N/A		05/15/44	USD	3,150	802,896	77	802,819
2.62	Semi-Annual	3-Month LIBOR, 2.09%	Quarterly	N/A		05/11/47	USD	1,724	(360,976)	—	(360,976)
6-Month JPY LIBOR, -0.05%	Semi-Annual	0.85	Semi-Annual	N/A		04/24/48	JPY	140,000	211,251	42	211,209
3-Month LIBOR, 2.09%	Quarterly	3.12	Semi-Annual	N/A		04/27/48	USD	870	290,091	22	290,069
3-Month LIBOR, 2.09%	Quarterly	3.18	Semi-Annual	N/A		05/18/48	USD	770	266,976	19	266,957
3-Month LIBOR, 2.09%	Quarterly	3.01	Semi-Annual	N/A		07/13/48	USD	3,035	915,844	81	915,763
3-Month LIBOR, 2.09%	Quarterly	3.27	Semi-Annual	N/A		11/20/48	USD	575	215,168	15	215,153
6-Month JPY LIBOR, -0.05%	Semi-Annual	0.83	Semi-Annual	N/A		12/10/48	JPY	55,000	79,046	16	79,030
6-Month JPY LIBOR, -0.05%	Semi-Annual	0.66	Semi-Annual	N/A		01/08/49	JPY	50,000	49,695	15	49,680
6-Month JPY LIBOR, -0.05%	Semi-Annual	0.27	Semi-Annual	N/A		09/19/49	JPY	265,000	(20,177)	81	(20,258)

									$4,675,741	$67,304	$4,608,437

(a)	Forward swap.

42

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/23	USD	169	$570	$6,327	$(5,757)
Hess Corp.	1.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	150	1,133	(982)	2,115
Akzo Nobel NV	1.00	Quarterly	Barclays Bank PLC	12/20/24	EUR	625	(21,225)	(21,673)	448
Anglo American PLC	5.00	Quarterly	Citibank N.A.	12/20/24	EUR	300	(63,451)	(67,275)	3,824
CNH Industrial Finance Europe SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	EUR	175	(40,110)	(40,776)	666
Federal Republic of Brazil	1.00	Quarterly	Citibank N.A.	12/20/24	USD	870	15,465	15,106	359
Federal Republic of Brazil	1.00	Quarterly	Citibank N.A.	12/20/24	USD	4,945	87,905	85,862	2,043
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	12/20/24	USD	518	9,215	9,830	(615)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	12/20/24	USD	3,195	56,791	60,576	(3,785)
Heidelbergcement AG	5.00	Quarterly	Bank of America N.A.	12/20/24	EUR	150	(36,405)	(36,735)	330
International Paper Co.	1.00	Quarterly	Goldman Sachs International	12/20/24	USD	150	(3,332)	(3,410)	78
LafargeHolcim Ltd.	1.00	Quarterly	Credit Suisse International	12/20/24	EUR	475	(7,888)	(9,672)	1,784
Lanxess AG	1.00	Quarterly	Goldman Sachs International	12/20/24	EUR	375	(8,969)	(8,613)	(356)
Lanxess AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	EUR	100	(2,392)	(2,282)	(110)
Markit CDX North America, Series 32, Version 1	1.00	Quarterly	Citibank N.A.	12/20/24	USD	887	46,423	43,224	3,199
Renault SA	1.00	Quarterly	Citibank N.A.	12/20/24	EUR	200	(882)	(1,137)	255
Republic of Argentina	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	306	183,810	175,686	8,124
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	3,110	(10,759)	(12,370)	1,611
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	170	(588)	(676)	88
Republic of Colombia	1.00	Quarterly	Citibank N.A.	12/20/24	USD	299	(1,034)	(1,135)	101
Republic of Colombia	1.00	Quarterly	Citibank N.A.	12/20/24	USD	5,658	(19,573)	(21,471)	1,898
Republic of Philippines	1.00	Quarterly	Citibank N.A.	12/20/24	USD	2,532	(65,847)	(66,788)	941
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/24	USD	1,439	166,488	186,881	(20,393)
Rpublic of South Aftrica	1.00	Quarterly	Goldman Sachs International	12/20/24	USD	3,049	134,520	123,062	11,458
Solvay SA	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	EUR	100	(2,495)	(2,358)	(137)
State of Qatar	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	508	(11,870)	(13,184)	1,314
United Mexican States	1.00	Quarterly	Citibank N.A.	12/20/24	USD	520	3,993	3,295	698
United Mexican States	1.00	Quarterly	Citibank N.A.	12/20/24	USD	2,450	18,815	15,526	3,289
United Mexican States	1.00	Quarterly	Citibank N.A.	12/20/24	USD	4,187	32,156	33,042	(886)
United Mexican States	1.00	Quarterly	Citibank N.A.	12/20/24	USD	879	6,750	6,936	(186)
Valeo SA	1.00	Quarterly	Goldman Sachs International	12/20/24	EUR	100	489	225	264
WPP Ltd.	1.00	Quarterly	Barclays Bank PLC	12/20/24	EUR	275	(6,246)	(7,126)	880
Weyerhaeuser Co.	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	225	(6,412)	(6,405)	(7)

							$455,045	$441,510	$13,535

43

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	12/20/24	NR	USD	360	$(41,622)	$(46,720)	$5,098
Markit CMBX North America, Series 9	3.00	Monthly	Deutsche Bank AG	09/17/58	BBB-	USD	1,350	(36,424)	(138,717)	102,293

								$(78,046)	$(185,437)	$107,391

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.02%	annually	9.48%	annually	Citibank N.A.	N/A		01/02/20	BRL	2,820	$52,489	$—	$52,489
1-Day BZDIOVER, 0.02%,	annually	9.50	annually	Citibank N.A.	N/A		01/02/20	BRL	2,819	52,888	—	52,888
4.65	Quarterly	INR OVERNIGHT MIBOR, 5.52%,	Quarterly	Goldman Sachs International	03/18/20	(a)	03/18/22	INR	35,076	2,045	—	2,045
4.77	Quarterly	INR OVERNIGHT MIBOR, 5.52%,	Quarterly	Bank of America N.A.	03/18/20	(a)	03/18/22	INR	38,057	1,049	—	1,049
1-Day BZDIOVER, 0.02%,	annually	6.35	annually	JPMorgan Chase Bank N.A.	N/A		01/02/23	BRL	11,984	33,535	—	33,535
1-Day BZDIOVER, 0.02%,	annually	8.20	annually	JPMorgan Chase Bank N.A.	N/A		01/02/23	BRL	769	15,721	—	15,721
1-Day BZDIOVER, 0.02%,	annually	8.26	annually	JPMorgan Chase Bank N.A.	N/A		01/02/23	BRL	769	15,954	—	15,954
1-Day BZDIOVER, 0.02%,	annually	8.27	annually	JPMorgan Chase Bank N.A.	N/A		01/02/23	BRL	7,833	163,293	—	163,293
1-Day BZDIOVER, 0.02%,	annually	8.38	annually	JPMorgan Chase Bank N.A.	N/A		01/02/23	BRL	579	13,379	—	13,379
1-Day BZDIOVER, 0.02%,	annually	6.72	annually	Morgan Stanley & Co. International PLC	N/A		01/02/25	BRL	2,210	6,486	—	6,486

44

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.02%,	annually	8.67%	annually	Citibank N.A.	N/A		01/02/25	BRL	1,995	$67,073	$—	$67,073
6-Month BKIBOR,0.25%	Semi-Annual	1.39	Semi-Annual	Citibank N.A.	03/18/20	(a)	03/18/25	THB	7,186	235	—	235
6-Month BKIBOR,0.25%	Semi-Annual	1.34	Semi-Annual	Bank of America N.A.	03/18/20	(a)	03/18/25	THB	7,186	(280)	—	(280)
4.77	Quarterly	INR OVERNIGHT MIBOR, 5.52%,	Quarterly	Citibank N.A.	03/18/20	(a)	03/18/25	INR	24,875	3,876	—	3,876
4.86	Quarterly	INR OVERNIGHT MIBOR, 5.52%,	Quarterly	JPMorgan Chase Bank N.A.	03/18/20	(a)	03/18/25	INR	160,195	16,259	—	16,259
3-Month KRW CDC, 1.51%,	Quarterly	1.80	Quarterly	Goldman Sachs & Co. LLC	N/A		02/28/29	KRW	3,150,000	136,854	—	136,854

										$580,856	$—	$580,856

(a)	Forward Swap.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.20%	08/01/19	Open	$867,500	$871,139	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.20	08/02/19	Open	483,750	485,698	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.20	08/02/19	Open	948,750	952,602	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.20	08/02/19	Open	518,375	520,463	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	08/06/19	Open	708,681	711,630	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	08/06/19	Open	629,093	631,710	Corporate Bonds	Open/Demand
Bofa Securities, Inc.	2.50	09/30/19	10/01/19	1,612,500	1,612,612	U.S. Treasury Obligations	Overnight
Bofa Securities, Inc.	2.50	09/30/19	10/01/19	673,815	673,862	U.S. Treasury Obligations	Overnight
Bofa Securities, Inc.	2.50	09/30/19	10/01/19	467,400	467,432	U.S. Treasury Obligations	Overnight
Bofa Securities, Inc.	2.50	09/30/19	10/01/19	828,360	828,418	U.S. Treasury Obligations	Overnight
Bofa Securities, Inc.	2.50	09/30/19	10/01/19	319,500	319,522	U.S. Treasury Obligations	Overnight
Bofa Securities, Inc.	2.50	09/30/19	10/01/19	503,750	503,785	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.85	09/30/19	10/01/19	10,908,672	10,909,233	U.S. Treasury Obligations	Overnight

				$19,470,146	$19,488,106

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

45

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$10,329,188	$—	$10,329,188
Common Stocks (a)	1,132,714	504,485	—	1,637,199
Corporate Bonds	—	98,913,964	—	98,913,964
Floating Rate Loan Interests	—	131,257	—	131,257
Foreign Agency Obligations	—	91,502,004	—	91,502,004
Investment Companies	3,614,678	—	—	3,614,678
Municipal Bonds	—	288,600	—	288,600
Non-Agency Mortgage-Backed Securities	—	6,947,411	—	6,947,411
Preferred Securities (a)	6,343	7,565,430	—	7,571,773
U.S. Government Sponsored Agency Securities	—	87,422,004	—	87,422,004
U.S. Treasury Obligations	—	15,447,832	—	15,447,832
Warrants	—	3,000	—	3,000
Options Purchased:
Equity contracts	458,566	7,459	14,534	480,559
Foreign currency exchange contracts	—	1,224,190	—	1,224,190
Interest rate contracts	—	582,042	—	582,042
Short-Term Securities
Foreign Agency Obligations	—	1,137,487	—	1,137,487
Money Market Fund	15,639,743	—	—	15,639,743

	$20,852,044	$322,006,353	$14,534	$342,872,931

46

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Strategic Global Bond Fund, Inc.

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
TBA Sale Commitments	$—	$(27,447,750)	$—	$(27,447,750)

	$20,852,044	$294,558,603	$14,534	$315,425,181

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$238,655	$—	$238,655
Forward foreign currency contracts	—	1,814,937	—	1,814,937
Interest rate contracts	345,549	16,335,547	—	16,681,096
Liabilities:
Credit contracts	—	(158,286)	—	(158,286)
Equity contracts	(527,330)	(4,144)	—	(531,474)
Forward foreign currency contracts	—	(1,410,245)	—	(1,410,245)
Interest rate contracts	(1,194,799)	(12,339,547)	—	(13,534,346)
Other contracts	(10,169)	—	—	(10,169)

	$(1,386,749)	$4,476,917	$—	$3,090,168

(a)	See above Schedule of Investments for values in each state or political subdivision. Investments categorized as Level 1 and 2 are included in state or political subdivision.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $19,488,106 are categorized as Level 2 within the disclosure hierarchy.

47